Registration No. 002-35570

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 122
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 122
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Britney L. Schnathorst
The Principal Financial Group
Des Moines, Iowa 50392
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on (date) pursuant to paragraph (a)
X	75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class 3 shares.
EXPLANATORY NOTE
Principal Variable Contracts Funds, Inc. is filing this amendment to create a new series (Class 3 shares of Blue Chip Account) and to add a new class (Class 3 shares) to Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Equity Income Account. The Amendment includes the following:  (1) facing page; (2) Part A (prospectus for Class 3 shares); (3) Part B (a statement of additional information), (4) Part C, and (5) signature pages. The post-effective amendment is not being filed to amend the prospectus or statement of additional information for the registrant's other series.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Class 3 Shares

("PVC" or the "Fund”)

The date of this Prospectus is ____________.

ACCOUNTS OF THE FUND

Equity Accounts	Asset Allocation Accounts
Blue Chip Account (Class 3)	Diversified Balanced Account (Class 3)
Equity Income Account (Class 3)	Diversified Balanced Managed Volatility Account (Class 3)
Diversified Balanced Volatility Control Account (Class 3)
Diversified Growth Account (Class 3)
Diversified Growth Managed Volatility Account (Class 3)
Diversified Growth Volatility Control Account (Class 3)
Diversified Income Account (Class 3)
This prospectus describes a mutual fund organized by Principal Life Insurance Company® (“Principal Life”). The Fund provides a choice of investment objectives through the Accounts listed above.
Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company. You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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BLUE CHIP ACCOUNT

Objective:	The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.27%
Total Annual Account Operating Expenses	1.12%
Expense Reimbursement (2)	(0.07)%
Total Annual Account Operating Expenses after Expense Reimbursement	1.05%

(1)	Based on estimated amounts for the current fiscal year.
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Account's expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class 3 shares. It is expected the expense limit will continue through the period ending April 30, 2022; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expenses limit prior to the end of the period. Subject to applicable expense limits, the Account may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Blue Chip Account - Class 3	$107	$349	$610	$1,357
Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Account shares are held in a taxable account. These costs, which are not reflected in annual account operating expenses or in the example, affect the Account’s performance. This is a new Account and does not yet have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC (the Account’s investment advisor), display characteristics of a “blue chip” company. For this Account, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 ® Growth Index (as of December 31, 2019 , this range was between approximately $1.4 billion and $1.3 trillion ). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics:  (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names. The Account tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Account invests in securities of foreign companies.

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Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk . Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
No performance information is shown below because the Account has not yet had a calendar year of performance. The Account's performance is benchmarked against the Russell 1000 Growth Index. Performance information provides an indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	K. William Nolin (since 2020), Portfolio Manager

•	Tom Rozycki (since 2020), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

4

DIVERSIFIED BALANCED ACCOUNT

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.20%
Total Annual Account Operating Expenses	0.65%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Balanced Account - Class 3	$66	$208	$362	$810
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 16.9% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

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Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.

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Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.

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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	7.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(6.51)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Diversified Balanced Account - Class 3	18.05%	6.22%	7.39%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	11.70%	13.56%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	9.03%	12.72%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	9.56%	13.35%
Diversified Balanced Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	18.79%	6.95%	8.24%
The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P Midcap 400 Index, and 4% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

8

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

9

DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.27%
Total Annual Account Operating Expenses	0.73%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Balanced Managed Volatility Account - Class 3	$75	$233	$406	$906
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 21.3% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 50% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 50% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account’s assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.

10

The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure, as well as vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.
Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

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Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

12

Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (October 31, 2013).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	7.54%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(6.01)%

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Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	Life of Account
Diversified Balanced Managed Volatility Account - Class 3	17.30%	5.90%	6.17%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	11.70%	12.69%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	4.10%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	9.03%	9.67%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	9.56%	9.70%
Diversified Balanced Managed Volatility Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	18.79%	6.95%	7.29%
The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Managed Volatility Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P Midcap 400 Index, and 4% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2013), Portfolio Manager

•	Randy L. Welch (since 2013), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

14

DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.15%
Total Annual Account Operating Expenses	0.68%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Balanced Volatility Control Account - Class 3	$69	$218	$379	$847
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 33.1% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the “Underlying Funds”). The Account also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Account uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Account generally allocates approximately 50% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments and approximately 50% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Account implements a volatility control strategy to hedge its equity exposure. Specifically, the Account invests in cash and/or cash equivalents such as high quality short-term money market investments and/or takes short positions in exchange-traded futures.

15

The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

16

Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

17

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (March 30, 2017).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	5.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(5.79)%

18

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	Life of Account
Diversified Balanced Volatility Control Account - Class 3	15.30%	6.76%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	4.14%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	14.18%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	7.50%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	8.62%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	8.80%
Diversified Balanced Volatility Control Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	18.79%	8.44%
The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Volatility Control Custom Index are 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P Midcap 400 Index, and 4% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2017), Portfolio Manager

•	Jeffrey A. Schwarte (since 2017), Portfolio Manager

•	Aaron J. Siebel (since 2018), Portfolio Manager

•	Randy L. Welch (since 2017), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

19

DIVERSIFIED GROWTH ACCOUNT

Objective:	The Account seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.21%
Total Annual Account Operating Expenses	0.66%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Growth Account - Class 3	$67	$211	$368	$822
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 16.0% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

20

Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

21

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.

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For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	9.35%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(9.34)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Diversified Growth Account - Class 3	21.02%	7.28%	8.63%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	9.03%	12.72%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	9.56%	13.35%
Diversified Growth Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	21.80%	8.01%	9.46%
The S&P 500 Index is used to show large cap U.S. equity market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P Midcap 400 Index, and 5% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager

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Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

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DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT

Objective:	The Account seeks to provide long-term capital appreciation, with an emphasis on managing volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.31%
Total Annual Account Operating Expenses	0.77%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Growth Managed Volatility Account - Class 3	$79	$246	$428	$954
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 18.8% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 65% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 35% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure, as well as vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.

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Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations. .
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

27

Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (October 31, 2013).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	8.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(8.19)%

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Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	Life of Account
Diversified Growth Managed Volatility Account - Class 3	19.99%	6.89%	7.15%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	11.70%	12.69%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.27%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	4.10%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	9.03%	9.67%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	9.56%	9.70%
Diversified Growth Managed Volatility Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	21.80%	8.01%	8.38%
The S&P 500 Index is used to show large cap U.S. equity market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Managed Volatility Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P Midcap 400 Index, and 5% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2013), Portfolio Manager

•	Randy L. Welch (since 2013), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

29

DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT

Objective:	The Account seeks to provide long-term capital appreciation, while seeking to control volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.17%
Total Annual Account Operating Expenses	0.69%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Growth Volatility Control Account - Class 3	$70	$221	$384	$859
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 36.2% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the “Underlying Funds”). The Account also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
The Account uses a systematic approach to identify volatility signals in the market and determine whether equity market volatility is below or above average. During periods of lower equity market volatility, the Account generally allocates approximately 65% of its assets to equity index Underlying Funds and long positions in ETFs and exchange-traded futures to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments and approximately 35% to fixed-income Underlying Funds for intermediate duration fixed-income exposure.
During periods of higher equity market volatility, the Account implements a volatility control strategy to hedge its equity exposure. Specifically, the Account invests in cash and/or cash equivalents such as high quality short-term money market investments and/or takes short positions in exchange-traded futures.

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The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and strategy allocations and/or substitute or remove Underlying Funds when it deems appropriate. For example, during periods of higher equity market volatility, the allocations to the equity Underlying Funds might be reduced. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

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Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

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Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (March 30, 2017).

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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	6.81%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(7.78)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	Life of Account
Diversified Growth Volatility Control Account - Class 3	17.40%	7.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	14.18%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	4.14%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	7.50%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	8.62%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	8.80%
Diversified Growth Volatility Control Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	21.80%	9.63%
The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Volatility Control Custom Index are 45% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P Midcap 400 Index, and 5% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2017), Portfolio Manager

•	Jeffrey A. Schwarte (since 2017), Portfolio Manager

•	Aaron J. Siebel (since 2018), Portfolio Manager

•	Randy L. Welch (since 2017), Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

35

DIVERSIFIED INCOME ACCOUNT

Objective:	The Account seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.18%
Total Annual Account Operating Expenses	0.64%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Diversified Income Account - Class 3	$65	$205	$357	$798
Portfolio Turnover
The Account and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the performance of the Account and the underlying funds. During its most recent fiscal year, the Account's portfolio turnover rate was 25.6% of the average value of its portfolio.
Principal Investment Strategies
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "Underlying Funds"). The Account generally allocates approximately 35% of its assets to equity index Underlying Funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 65% to fixed-income index Underlying Funds for intermediate duration fixed-income exposure. The asset class diversification of the Account is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Account's assets are allocated among Underlying Funds in accordance with the Account's investment objective and based on qualitative and quantitative analyses and the relative market valuations of the Underlying Funds. Without shareholder approval, the Advisor may alter the percentage ranges and/or substitute or remove Underlying Funds when it deems appropriate. The Account is re-balanced monthly.
The Underlying Funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Underlying Funds invest in equity index futures and ETFs to manage the equity exposure.

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Principal Risks
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Account shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Account invests ("underlying funds"). The Account's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Account's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Account entails potential conflicts of interest: the Account invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Account assets to underlying funds from which they receive higher fees.
Principal Risks due to the Account's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.

37

Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 2 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 2 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 2 shares, the historical performance of Class 2 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 2 shares.
Life of Account returns are measured from the date the Account's shares were first sold (May 15, 2012).

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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	6.30%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(4.12)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	Life of Account
Diversified Income Account - Class 3	14.98%	5.12%	5.98%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	11.70%	14.70%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	7.91%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	9.03%	12.49%
S&P Smallcap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	9.56%	13.24%
Diversified Income Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	15.80%	5.85%	6.65%
The Bloomberg Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NTR is used to show international stock performance. The S&P Midcap 400 Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Income Custom Index are 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P Midcap 400 Index, and 3% S&P Smallcap 600 Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2012), Portfolio Manager

•	Randy L. Welch (since 2012), Portfolio Manager

39

Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

40

EQUITY INCOME ACCOUNT

Objective:	The Account seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Account Operating Expenses	0.87%
Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Equity Income Account - Class 3	$89	$278	$482	$1,073
Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 17.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Account usually invests in equity securities of companies with large and medium market capitalizations. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in securities of foreign issuers.
Principal Risks
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account are listed below in alphabetical order and not in order of significance.

41

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information by calling 1-800-222-5852.
Using the historical performance of the Account’s Class 1 shares, adjusted as described below, the bar chart shows changes in the performance of the Account's Class 3 shares from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Account do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Account would be lower if such expenses were included.
For periods prior to the inception date of Class 3 Shares (December __, 2020), the performance shown in the table for Class 3 shares is that of the Account's Class 1 shares, adjusted to reflect the fees and expenses of the Class 3 shares. However, where the adjustment for fees and expenses results in performance for Class 3 that is higher than the historical performance of the Class 1 shares, the historical performance of Class 1 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class 1 shares.

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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	12.43%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(12.19)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Equity Income Account - Class 3	28.59%	10.12%	12.19%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	26.56%	8.29%	11.80%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Daniel R. Coleman (since 2010), Portfolio Manager

•	David W. Simpson (since 2008), Portfolio Manager

•	Nedret Vidinli (since 2017), Associate Portfolio Manager
Tax Information
The Fund intends to comply with applicable variable asset diversification regulations. Taxation to you will depend on what you do with your variable life insurance or variable annuity contract. See your variable product prospectus for information about the tax implications of investing in the Accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, to recommend one Account or share class of the Fund over another Account or share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary's website for more information.

43

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Account's investment objective is described in the summary section for each Account. The summary section also describes each Account's principal investment strategies, including the types of securities in which each Account invests, and the principal risks of investing in each Account. The principal investment strategies are not the only investment strategies available to each Account, but they are the ones each Account primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Fund's Statement of Additional Information ("SAI"), the Board of Directors may change any Account's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Account. If there is a material change to an Account's investment objective or investment strategies, you should consider whether the Account remains an appropriate investment for you. There is no guarantee that each Account will meet its objective.
Each Account is designed to be a portion of an investor's portfolio. No Account is intended to be a complete investment program. Investors should consider the risks of the Account before making an investment; it is possible to lose money by investing in an Account.
Active Management
The performance of a fund that is actively managed (including hybrid funds or passively-managed funds that use a sampling approach that includes some actively-managed components) will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the Fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate and municipal issuers, and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in an Account, or in other funds that have the same strategy as an Account, may have difficulty fully investing such Account’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap and emerging market equity funds are more susceptible to such a risk. An Account may add additional investment advisors or close the Account to new investors to address such risks.

44

Passive Management (Index Funds)
Index funds use a passive, or indexing, investment approach. Accounts that are pure index funds do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, other index funds may use a "sampling" approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures and/or exchange-traded funds on a daily basis in an effort to minimize tracking error relative to the benchmark.
It is unlikely that an index fund's performance will perfectly correlate with the performance of the fund's relevant index. An index fund's ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
Cash Management
Accounts may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. An Account may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. Government Money Market Fund; lend it to other Accounts pursuant to the Accounts' interfund lending facility; and/or invest in other instruments that those managing the Account’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. To attempt to provide returns similar to its benchmark, an Account may invest uninvested cash in stock index futures contracts or exchange-traded funds (“ETFs”), including Principal Exchange-Traded Funds ETFs. In selecting such investments, the Advisor may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for the Account.
Liquidity
The Accounts have established a liquidity risk management program as required by the SEC’s Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Account’s liquidity risk, which is the risk that an Account could not meet requests to redeem shares issued by the Account without significant dilution of the remaining investors’ interests in the Account. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The liquidity of an Account’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, an Account can expect to be exposed to greater liquidity risk.
Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Accounts with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.

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Market Volatility and Securities Issuers
The value of a fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. Moreover, markets (or certain market sectors) may experience greater volatility in response to the occurrence of natural or man-made disasters and catastrophes, such as acts of terrorism, pandemics, military actions, or political instability. If a fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. Additionally, the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Recent events are impacting the securities markets. A respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in border closings and other travel restrictions and disruptions, disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations and reductions, significant challenges in the healthcare industry, and quarantines. These impacts have caused significant volatility and declines in global financial markets, including declines in oil and commodity markets, which have caused losses for investors. Health crises may exacerbate other pre-existing political, social, economic, market and financial risks and could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The COVID-19 outbreak has resulted in certain of those negative consequences. Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the COVID-19 outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.
The COVID-19 outbreak, and future pandemics, could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely, and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. The resulting market volatility, dramatic changes to interest rates, and unfavorable economic conditions could result in a fund’s inability to achieve its investment objectives, cause the postponement of reconstitution/rebalance dates of passive funds’ underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund. You should also review this prospectus and the statement of additional information to understand each fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a fund may satisfy redemption requests in-kind.
Temporary Defensive Measures
From time to time, as part of its investment strategy, an Account may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, an Account may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which an Account may take temporary defensive measures. In taking such measures, an Account may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

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Securities Lending
To generate additional income, an Account may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereunder. An Account that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Account generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities lending agent (e.g., a bank or trust company) who arranged the loan. During the term of the loan, the Account’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that an Account receives from securities lending activities will be invested in the Principal Funds, Inc. Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee. The collateral may also be invested in unaffiliated money market funds.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process, the risk of a mismatch between the return on cash collateral reinvestments and the fees each Account has agreed to pay a borrower, and credit, legal, counterparty and market risk. An Account’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends, ”which the Accounts anticipate they will receive in securities lending transactions.
Strategy and Risk Table
The following table lists each Account and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal (meaning they are relevant to an Account but to a lesser degree than those designated as principal), or not applicable for each Account. The risks described below for each Account that operates as a fund of funds (as identified in the table) include risks at both the fund of funds level and underlying funds level. Each fund is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.
The term “Account,” as used in this section, includes any of the underlying funds in which a fund of funds may invest from time to time, at the discretion of Principal Global Investors, LLC ("PGI").

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INVESTMENT STRATEGIES AND RISKS	BLUE CHIP	DIVERSIFIED BALANCED	DIVERSIFIED BALANCED MANAGED VOLATILITY
Convertible Securities	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Not Applicable	Non-Principal	Principal
Derivatives	Non-Principal	Principal	Principal
Emerging Markets	Not Applicable	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal
• Growth Style	Principal	Principal	Principal
• Smaller Companies	Principal	Principal	Principal
• Value Style	Non-Principal	Principal	Principal
Fixed-Income Securities	Non-Principal	Principal	Principal
Foreign Currency	Principal	Non-Principal	Non-Principal
Foreign Securities	Principal	Non-Principal	Non-Principal
Fund of Funds	Not Applicable	Principal	Principal
Hedging	Not Applicable	Non-Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Non-Principal
Portfolio Duration	Non-Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Not Applicable
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Principal	Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal
Securitized Products	Not Applicable	Principal	Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Principal

(1) The Account will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

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INVESTMENT STRATEGIES AND RISKS	DIVERSIFIED BALANCED VOLATILITY CONTROL	DIVERSIFIED GROWTH	DIVERSIFIED GROWTH MANAGED VOLATILITY
Convertible Securities	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Not Applicable	Non-Principal	Principal
Derivatives	Principal	Principal	Principal
Emerging Markets	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal
• Growth Style	Not Applicable	Principal	Principal
• Smaller Companies	Principal	Principal	Principal
• Value Style	Not Applicable	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal
Foreign Currency	Non-Principal	Principal	Principal
Foreign Securities	Non-Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal
Hedging	Principal	Non-Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Not Applicable
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal	Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal
Securitized Products	Principal	Principal	Principal
Short Sales	Principal	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Principal	Principal	Principal
Volatility Mitigation	Principal	Not Applicable	Principal

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INVESTMENT STRATEGIES AND RISKS	DIVERSIFIED GROWTH VOLATILITY CONTROL	DIVERSIFIED INCOME	EQUITY INCOME
Convertible Securities	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Not Applicable	Non-Principal	Not Applicable
Derivatives	Principal	Principal	Not Applicable
Emerging Markets	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal
• Growth Style	Not Applicable	Principal	Non-Principal
• Smaller Companies	Principal	Principal	Principal
• Value Style	Not Applicable	Principal	Principal
Fixed-Income Securities	Principal	Principal	Non-Principal
Foreign Currency	Principal	Non-Principal	Principal
Foreign Securities	Principal	Non-Principal	Principal
Fund of Funds	Principal	Principal	Not Applicable
Hedging	Principal	Non-Principal	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Non-Principal
Investment Company Securities	Principal	Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Not Applicable
Master Limited Partnerships ("MLPs")	Not Applicable	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Not Applicable
Portfolio Duration	Principal	Principal	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Not Applicable	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal
Securitized Products	Principal	Principal	Not Applicable
Short Sales	Principal	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Principal	Principal	Not Applicable
Volatility Mitigation	Principal	Not Applicable	Not Applicable

Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade (sometimes referred to as "junk"). Many convertible securities are relatively illiquid.

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Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:

•	increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Account are listed in its Account Summary.

•
Commodity Index-Linked Notes are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Credit Default Swap Agreements may be entered into by a fund as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Foreign Currency Contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

•
Forwards, futures contracts and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets.

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These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and Swap Agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.

•
Index/structured securities. Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Emerging Markets
The Accounts consider a security to be tied economically to an emerging market (an “emerging market security”) if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
Usually, the term “emerging market” (also called a "developing market") means any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe.
Investments in companies of emerging markets are subject to higher risks than investments in companies in more developed markets. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing markets have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

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Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).
Growth Style
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Smaller Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may therefore be more volatile than the shares of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Style
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock's intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.

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Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility and redemptions alongside reduced liquidity and dealer market-making capacity in fixed income markets. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from an Account's performance and its ability to maintain positive returns to the extent the Account is exposed to such interest rates. To the extent an Account holds an investment with a negative interest rate to maturity, the Account would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
The United Kingdom’s Financial Conduct Authority, which regulates the London Inter-bank Offered Rate (“LIBOR”), plans to phase out LIBOR by the end of 2021. There remains uncertainty regarding LIBOR’s future and the nature of a replacement rate. LIBOR’s discontinuation and replacement could lead to short-term and long-term uncertainty, market instability, and adverse impacts to newly issued and existing financial instruments that reference LIBOR. While some instruments may contemplate the discontinuation of LIBOR by providing for an alternative rate-setting methodology, not all instruments may have such provisions and there is uncertainty regarding the effectiveness of any alternative methodology. In addition, LIBOR’s discontinuation or replacement may affect the value, liquidity, or return on certain Fund investments and may result in costs in connection with closing out positions and entering into new trades.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a fund's investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

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A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Accounts consider a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.

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If a fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not over-weighted in that region. For example, funds that have significant investment in the United Kingdom face risks related to the United Kingdom's vote to leave the European Union (the “EU”), commonly known as “Brexit.” Brexit has resulted in significant uncertainties and instability in the financial markets. Brexit may have significant political and financial consequences in the United Kingdom, as well as in European markets and the broader global economy. As a result, the performance of such a fund may be more volatile than the performance of a more geographically diversified fund.
Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests.
As of December 31, 2019, the Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Diversified Balanced Account	Diversified Balanced Managed Volatility Account	Diversified Balanced Volatility Control Account	Diversified Growth Account	Diversified Growth Managed Volatility Account	Diversified Growth Volatility Control Account	Diversified Income Account
Bond Market Index Account	49.1%	49.8%	62.4%	34.1%	34.8%	43.5%	64.1%
International Equity Index Fund	7.1	7.3	8.7	10.1	10.4	12.5	4.1
LargeCap S&P 500 Index Account	35.6	—	18.7	45.5	—	31.2	25.6
LargeCap S&P 500 Managed Volatility Index Account	—	34.5	—	—	44.3	—	—
MidCap S&P 400 Index Fund	4.1	4.2	5.0	5.1	5.2	6.3	3.1
Principal Government Money Market Fund	—	—	0.2	—	—	0.2	—
SmallCap S&P 600 Index Fund	4.1	4.2	5.0	5.2	5.3	6.3	3.1
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds. Generally, if an underlying fund offers multiple classes of shares for investment by funds of funds, the Accounts will purchase shares of the class with the lowest expense ratio (expressed as a percent of average net assets on an annualized basis) at the time of purchase.
Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Management of funds of funds entails potential conflicts of interest: a fund of fund may invest in affiliated underlying funds; and those who manage the fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund of fund assets to underlying funds from which they receive higher fees.

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Hedging
Hedging is a strategy that can be used to attempt to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund's investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund's investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund's investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade securities are fixed income securities that are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine if the security is below investment grade; if the security has not been rated by either of those agencies, those managing investments of an Account will determine whether the security is of a quality comparable to those rated below investment grade). Below investment grade securities are sometimes referred to as high yield or "junk bonds" and are considered speculative, particularly with respect to the issuer's continuing ability to meet principal and interest payments. Such securities could be in default at time of purchase. Each fund of funds may invest in underlying funds that may invest in such securities.
Investing in high yield securities involves special risks in addition to those associated with investing in investment grade securities.

•	High yield securities may be less liquid than investment grade securities.

•
The secondary market on which high yield securities are traded may be less liquid, which may reduce the price of the security and adversely affect and cause large fluctuations in the daily price of the Account's shares.

•
Analysis of the creditworthiness of issuers of high yield securities is more complex. To the extent an Account invests in high yield securities, its ability to meet its objective may be more dependent on such credit analyses.

•
High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions. Although high yield securities prices tend to be less sensitive to interest rate changes than those of investment grade securities, they tend to be more sensitive to adverse economic downturns or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities, especially in a thinly traded market.

•	If the issuer of high yield securities defaults, an Account may incur additional expenses to seek recovery.

•
If an issuer of high yield securities undergoes a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. Moreover, to the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the Account's detriment (such as distributing cash to equity holders, incurring additional indebtedness, and disposing of assets), the underlying value of the high yield security may decline.

The use of credit ratings for evaluating high yield securities also involves certain risks. For example, credit ratings reflect the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Account, the Account may retain the security.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.

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A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and certain other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Master Limited Partnerships ("MLPs")
A master limited partnership ("MLP") that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Certain benefits derived from investment in MLPs depend largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state, and local income tax purposes and communicate the Account's allocable share of the MLP's income, gains, losses, deductions, and expenses via a "Schedule K-1."
If, as a result of a change in current law or a change in an MLP's business, an MLP was treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Municipal Obligations and AMT-Subject Bonds
The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority; generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

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AMT-subject bonds are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT"). See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund's underlying bonds, weighted by the percentage of the fund's assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively-traded and often have higher transaction costs (which are paid by the fund), and may lower the fund's performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
Preferred Securities
Preferred securities include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable rate distributions and generally have a payment "preference" over common stock, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders' claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.

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Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by an Account from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from an Account's investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

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As an example, as of December 31, 2019, Principal Funds, Inc. ("PFI") and Principal Variable Contracts Funds, Inc. ("PVC") funds of funds owned the following percentage, in the aggregate, of the outstanding shares of the underlying fund listed below. Principal Global Investors, LLC ("PGI") is the advisor to the PFI and PVC funds of funds and underlying funds. PGI is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the funds of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.

Account	Total Percentage of Outstanding Shares Owned
Equity Income	31.70%
Securitized Products
Securitized products are fixed income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s). The specific securitized products that are principal strategies of each Account are listed in its Account Summary. A fund’s investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment-grade or below-investment-grade.

•
Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).

•
Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. Certain CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests usually influences the interest rate, credit, and prepayment risks.

•
Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.

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Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) with the hope of purchasing the same security at a later date at a lower price. A fund may also take a short position in a derivative instrument, such as a future, forward or swap. If the market price of the security or derivatives increases, the fund will suffer a (potentially unlimited) loss when it replaces the security or derivative at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.
Certain funds may also invest the proceeds received from short selling securities, which creates additional leverage. Using such leverage allows the fund to use the proceeds to purchase additional securities, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. Leverage also magnifies the volatility of changes in the value of the fund’s portfolio. The effect of the use of leverage by the fund in a market that moves adversely to its investments could result in substantial losses to the fund, which would be greater than if the fund were not leveraged. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.
The short sale proceeds utilized by a fund to leverage investments are collateralized by all or a portion of such fund’s portfolio. Accordingly, a fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the fund’s margin accounts decline in value, the fund could be subject to a “margin call”, pursuant to which the fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the fund have discretion to change the fund’s margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. The utilization of short sale proceeds for leverage will cause the fund to be subject to higher transaction fees and other costs.
U.S. Government and U.S. Government-Sponsored Securities
U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. Government.
There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
Volatility Mitigation
Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

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PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.
MANAGEMENT OF THE FUND
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager and advisor for the Fund. Through the Management Agreement with the Fund, PGI provides investment advisory services and certain corporate administrative services for the Fund.

Advisor:
Principal Global Investors, LLC ("PGI"), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. PGI also has asset management offices of affiliate advisors in non-U.S. locations including London, Singapore, Tokyo, Hong Kong and Sydney. PGI has been an investment advisor since 1998.

Accounts:	In fulfilling its investment advisory responsibilities, PGI provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for the following Accounts:

• Blue Chip (services provided by "Aligned Investors", a specialized boutique of PGI)
• Diversified Balanced (services provided by Principal® Global Asset Allocation)
• Diversified Balanced Managed Volatility (services provided by Principal® Global Asset Allocation)
• Diversified Balanced Volatility Control (services provided by Principal® Global Asset Allocation)
• Diversified Growth (services provided by Principal® Global Asset Allocation)
• Diversified Growth Managed Volatility (services provided by Principal® Global Asset Allocation)
• Diversified Growth Volatility Control (services provided by Principal® Global Asset Allocation)
• Diversified Income (services provided by Principal® Global Asset Allocation)
• Equity Income (services provided by "Edge Asset Management", a specialized boutique of PGI)
Several of the Accounts have multiple Sub-Advisors. For those Accounts, a team at PGI consisting of James Fennessey and Randy Welch determines the portion of the Account's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Account assets between PGI acting in a discretionary advisory capacity and the Sub- Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of PGI and each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in PGI or each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Account assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Account assets may be reallocated among Sub-Advisors. This team shares equally in the day-to-day portfolio management responsibility and agrees on allocation decisions.
The Account summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. References to Principal include the entire Principal® organization.
As reflected in the Account summaries, the day-to-day portfolio management, for some Accounts, is shared by multiple portfolio managers. In each such case, except for the Blue Chip Account, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. For the Blue Chip Account, Mr. Nolin and Mr. Rozycki work as a team, sharing day-to-day management of the Account; however, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may execute trades in Mr. Nolin’s absence.
Daniel R. Coleman has been with Principal® since 2001, holding various investment management roles on the Edge Asset Management equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.

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James W. Fennessey has been with Principal® since 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting, and coordinating investment performance data and evaluation of the investment managers under the due diligence process that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.
K. William Nolin has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.
Tom Rozycki has been with Principal® since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Jeffrey A. Schwarte has been with Principal® since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.
Aaron J. Siebel has been with Principal® since 2005. He earned a bachelor’s degree in Finance from the University of Iowa.
David W. Simpson has been with Principal® since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.
Nedret Vidinli has been with Principal® since 2010. He earned his bachelor’s degree in Business Administration at Drake University and an M.B.A. at Benedictine University. Mr. Vidinli has earned the right to use the Chartered Financial Analyst designation.
Randy L. Welch has been with Principal® since 1989 and oversees the functions of the Manager Selection & Investment Support Team, which includes investment manager research, investment consulting, performance analysis, and attribution. He is also responsible for the due diligence process that monitors investment managers on Principal's platform. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/Finance from Grand View College and an M.B.A. from Drake University.

Fees Paid to PGI
Each Account pays PGI a fee for its services.
The Management Fee schedule for the Blue Chip Account, which has not completed a fiscal year, is as follows:

	Net Asset Value of Account
Account	First $500 million	Over $500 million
Blue Chip	0.60%	0.55%
The fee each Account paid (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2019 was:

Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05%
Diversified Balanced Volatility Control	0.12%
Diversified Growth	0.05%
Diversified Growth Managed Volatility	0.05%
Diversified Growth Volatility Control	0.12%
Diversified Income	0.05%
Equity Income	0.47%

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Availability of the discussions regarding the basis for the Board of Directors approval of various management agreements will be as follows:

Annual Report to Shareholders for the period ending December 31, 2020
Account	Management Agreement
All Accounts	X
Voluntary Waivers
PGI has voluntarily agreed to limit the expenses of the Diversified Income Account by paying, if necessary, expenses normally payable by the Account (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31% for such Account. The expense limit may be terminated at any time.
Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC (the "Order"), the Fund and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors which are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:

•	hire one or more sub-advisors;

•	change sub-advisors; and

•	reallocate management fees between PGI and sub-advisors.
Although there is no present intent to do so, the Accounts may, in the future, rely on current SEC Staff guidance which expands relief under the Order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors which are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub-advisors regardless of the degree of affiliation with PGI.
In order to rely on the varying degrees of relief granted by the Order and/or the SEC Staff guidance, an Account must receive approval from its shareholders (or, in the case of a new Account, the Account’s sole initial shareholder before the Account is available to the other purchasers).
The shareholders of each Account have approved such Account's reliance on the Order, as supplemented by the SEC Staff guidance, as follows:

Accounts	Unaffiliated Sub-Advisors	Wholly-Owned Affiliated Sub-Advisors	Majority-Owned Affiliated Sub-Advisors	All Sub-Advisors Regardless of Degree of Affiliation
All Accounts (except Blue Chip)	X	X	X
Blue Chip	X	X	X	X
PGI has ultimate responsibility for the investment performance of each Account that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
PRICING OF ACCOUNT SHARES
Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the NYSE is closed for trading, generally: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The NAV is determined at the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after we receive the order in proper form.

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The Accounts will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Accounts the NAV is calculated by:

•	taking the current market value of the total assets of the Account

•	subtracting liabilities of the Account

•	dividing the remainder proportionately into the classes of the Account

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class
With respect to any portion of an Account’s assets invested in other registered investment companies, that portion of the Account's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.
Notes:

•
If market quotations are not readily available for a security owned by an Account, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
An Account's securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Account for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Account or by an underlying Account or Fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS
The Accounts earn dividends, interest, and other income from investments and distribute this income (less expenses) as dividends. The Accounts also realize capital gains from investments and distribute these gains (less any losses) as capital gain distributions. The Accounts normally make dividends and capital gain distributions at least annually, in August. Dividends and capital gain distributions are automatically reinvested in additional shares of the Account making the distribution.
To the extent that distributions the Account pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Account will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
TAX CONSIDERATIONS
The Accounts intend to comply with applicable variable asset diversification regulations. If an Account fails to comply with such regulations, contracts invested in the Account will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.
Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Account to the separate accounts.

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Contract owners are urged to consult their tax advisors regarding the status of their contracts under state and local tax laws.
DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees. Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of the Fund. The Distributor is an affiliate of Principal Life Insurance Company, a subsidiary of Principal Financial Group, Inc. and a member of Principal®.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class 3 shares of the Accounts. Under the 12b-1 Plan, each Account makes payments from its assets attributable to the Class 3 shares to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plan are made by the Fund to the Distributor pursuant to the 12b-1 Plan regardless of the expenses incurred by the Distributor.
When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers are Class 3 shareholders for sales support services and for providing services to shareholders of that share class. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Because Rule 12b-1 fees are paid out of Account assets and are ongoing fees, over time they will increase the cost of your investment in the Accounts and may cost you more than other types of sales charges.
The maximum annualized Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders (as a percentage of average daily net assets) for the Class 3 shares of each of the Accounts is 0.25%.
Payments under the 12b-1 Plan will not automatically terminate for Accounts that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 Plan if the Board directs the closure of an Account.
Payments to Financial Professionals and Their Firms. Financial intermediaries receive compensation from the Distributor and its affiliates for marketing, selling, and/or providing services to variable annuities and variable life insurance contracts that invest in the Accounts. Financial intermediaries also receive compensation for marketing, selling, and/or providing services to certain retirement plans that offer the Accounts as investment options. Financial intermediaries may include, among others, broker/dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 Plan fee that the Accounts pay to the Distributor. Individual Financial Professionals may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.
Ongoing Payments. In the case of Class 3 shares, and pursuant to the Rule 12b-1 Plan applicable to the Class 3 shares, the Distributor generally makes ongoing payments to your financial intermediary at an annual rate of 0.25% of average net assets attributable to your indirect investment in the Accounts. In addition, the Distributor or PGI may make from its own resources ongoing payments to an insurance company, which payments will generally not exceed 0.27% of the average net assets of the Accounts held by the insurance company in its separate accounts. The payments are for distribution support and/or administrative services and may be made with respect to either or both classes of shares of the Accounts.
Other Payments to Intermediaries. In addition to any commissions that may be paid at the time of sale and ongoing payments, the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell variable annuities and variable life insurance contracts that may be funded by shares of the Accounts, or may sell shares of the Accounts to retirement plans for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed 0.25% of the current year’s sales of applicable variable annuities and variable life insurance contracts that may be funded by account shares, or 0.25% of the current year’s sales of Account shares to retirement plans by that financial intermediary.

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Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, due diligence trips, training and marketing efforts related to the Accounts for the financial intermediary's personnel and/or their clients and potential clients. Such activities may be sponsored by financial intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
In addition to the other payments described in this section, the Fund has entered into an Administrative Services Plan and Agreement with Principal Shareholder Services ("PSS"), pursuant to which intermediaries receive payments for providing administrative services relating to the Fund's Class 3 shares. Such compensation is paid out of the Administrative Service Fees that are disclosed in this prospectus as Other Expenses.
For more information, see the Statement of Additional Information (SAI). See also the section titled "Payments to Broker-Dealers and Other Financial Intermediaries" in each Account Summary.
Your variable life insurance or variable annuity contract or your retirement plan may impose other charges and expenses, some of which may also be used in connection with the sale of such contracts in addition to those described in the Prospectus. The amount and applicability of any insurance contract fee are determined and disclosed separately within the prospectus for your insurance contract.
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your financial intermediary to recommend one variable annuity, variable life insurance policy or mutual fund over another, or to recommend one Account or share class over another Account or share class. Ask your Financial Professional or visit your financial intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your financial intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Accounts.
The Accounts that operate as funds of funds, as shareholders in the underlying funds, bear their pro rata share of the operating expenses incurred by each underlying fund. The investment return of each fund of funds is net of the underlying funds’ operating expenses.
Each Account pays ongoing fees to the Manager and others who provide services to the Account. These fees include:

•	Management Fee - Through the Management Agreement with the Account, PGI has agreed to provide investment advisory services and corporate administrative services to the Account.

•
Distribution Fee - Each of the Accounts with Class 3 shares has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class 3 shares. Under the plan, Class 3 shares of each Account pay a distribution fee based on the average daily NAV of the Account. These fees pay distribution and other expenses for sale of Account shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

•
Other Expenses - A portion of expenses that are allocated to all classes of the Account. For Class 3 shares, "Other Expenses" include an Administrative Services Fee pursuant an Administrative Services Plan and Agreement under which PSS or certain intermediaries are required to provide shareholder and administrative services for variable contract owners that allocate their contract values to Class 3 shares of the Fund.

•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which an Account invests a portion of its assets.

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GENERAL INFORMATION ABOUT AN ACCOUNT
Frequent Trading and Market Timing (Abusive Trading Practices)
The Accounts are not designed for, and do not knowingly accommodate, frequent purchases and redemptions (“excessive trading”) of Account shares by investors. If you intend to trade frequently and/or use market timing investment strategies, do not purchase shares of these Accounts.
Frequent purchases and redemptions pose a risk to the Accounts because they may:

•	Disrupt the management of the Accounts by:

•	forcing the Accounts to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Accounts and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Accounts; and

•	Increase expenses of the Accounts due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
If we are not able to identify such excessive trading practices, the Accounts and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Accounts in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder.
Certain Accounts may be at greater risk of harm due to frequent purchase and redemptions. For example, those Accounts that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. This risk is particularly relevant to the Diversified International and International Emerging Market Accounts. The Fund has adopted fair valuation procedures. These procedures are intended to discourage market timing transactions in shares of the Accounts.
As the Accounts are only available through variable annuity or variable life contracts or to qualified retirement plans, the Fund must rely on the insurance company that issues the contract, or the trustees or administrators of qualified retirement plans, (“intermediary”) to monitor customer trading activity to identify and take action against excessive trading. There can be no certainty that the intermediary will identify and prevent excessive trading in all instances. As such, the Fund’s transfer agent also employs transaction monitoring that management believes is reasonably likely to assist in identifying and preventing excessive trading in Fund shares. When an intermediary or Fund’s transfer agent identifies excessive trading, it will act to curtail such trading in a fair and uniform manner. If an intermediary or Fund’s transfer agent is unable to identify such abusive trading practices, the abuses described above may negatively impact the Accounts.
If an intermediary, or the Fund, deems excessive trading practices to be occurring, it will take action that may include, but is not limited to:

•	Rejecting exchange instructions from a shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier, or by telephone;

•	Limiting the dollar amount of an exchange and/or the number of exchanges during a year;

•
Requiring a holding period of a minimum of 30 days before permitting exchanges among the Accounts where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and

•	Taking such other action as directed by the Fund.
The Fund Board of Directors has found the imposition of a redemption fee with respect to redemptions from Class 3 shares of the Accounts is neither necessary nor appropriate in light of measures taken by intermediaries through which such shares are currently available.

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In order to prevent excessive trading, the Fund has reserved the right to accept or reject, without prior written notice, any exchange requests (an exchange request is a redemption request coupled with a request to purchase shares with the proceeds of the redemption; such restriction applies to the purchase of fund shares in an exchange request and does not restrict a shareholder from requesting a redemption). In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the intermediary will reverse an exchange (within one business day of the exchange) and return the account holdings to the positions held prior to the exchange. The intermediary will give you notice in writing in this instance.
Eligible Purchasers
Only certain eligible purchasers may buy shares of the Accounts. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates, 3) trustees of other managers of any qualified profit sharing, incentive, or bonus plan established by Principal Life or any subsidiary or affiliate of such company, for employees of such company, subsidiary, or affiliate. Such trustees or managers may buy Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board reserves the right to broaden or limit the designation of eligible purchaser.
Each Account serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life and by other insurance companies as well as for certain qualified plans. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts, variable annuity separate accounts, and qualified plan investors to invest in the Accounts at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Board monitors events in order to identify any material conflicts between such policy owners, contract holders, and qualified plan investors. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in Federal income tax law, 3) changes in the investment management of an Account, or 4) differences in voting instructions between those given by policy owners, those given by contract holders, and those given by qualified plan investors. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Account shares by one or more of the separate accounts or qualified plans, which could have adverse consequences.
PGI may recommend to the Board, and the Board may elect, to close certain Accounts or share classes to new investors or close certain Accounts or share classes to new and existing investors.
Purchase of Account Shares
Principal Variable Contracts Funds, Inc. offers accounts in three share classes: 1, 2 and 3. Accounts available in multiple share classes have the same investments, but differing expenses. Class 3 shares are available in this prospectus.
Shares are purchased from the Fund’s principal underwriter (“Distributor”) on any business day (normally any day when the New York Stock Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There are no sales charges on shares of the Accounts; however, your variable contract may impose a charge. There are no restrictions on amounts to be invested in shares of the Accounts.
The Fund, at its discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind) in accordance with procedures approved by the Board of Directors. Each Account will value securities used to purchase its shares using the same method the Account uses to value its portfolio securities as described in this prospectus.
Shareholder accounts for each Account are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Account as evidence of ownership of Account shares. Share certificates are not issued.

Note:
No salesperson, broker-dealer or other person is authorized to give information or make representations about an Account other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Variable Contracts Funds, Inc., an Account, PGI, any Sub-Advisor, or Principal Funds Distributor, Inc.

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Sale of Account Shares
Variable contracts owners should refer to the variable contract product prospectus for details on how to allocate policy or contract value. Qualified plan participants should refer to the qualified plan documents.
Each Account sells its shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Account in proper and complete form.
Sale proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended up to seven days, as permitted by federal securities law, during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for reasons other than weekends and holidays or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.
If payments are delayed and the instruction is not canceled by the shareholder’s written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.
In addition, payments on surrender requests submitted before a related premium payment made by check has cleared may be delayed up to seven days. This permits payment to be collected on the check.
Distributions in Kind. The Fund may determine that it would be detrimental to the remaining shareholders of an Account to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the accounts may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Account’s portfolio in lieu of cash. If an Account pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions would be distributed pro rata. Each Account will value securities used to pay redemptions in kind using the same method the Account uses to value its portfolio securities as described in this prospectus.
Under normal circumstances, the Accounts expect to meet redemption requests through holdings of cash, the sale of investments held in cash equivalents, and/or by selling liquid index futures or other instruments used for cash management purposes. In situations in which such holdings are not sufficient to meet redemption requests, an Account will typically borrow money through the Account’s interfund lending facility or through a bank line-of-credit. Accounts may also choose to sell portfolio assets for the purpose of meeting such requests. Each Account further reserves the right to distribute “in kind” securities from the Account’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
The agreement for the above-mentioned line of credit is with The Bank of New York Mellon.
Restricted Transfers
Shares of each of the Accounts may be transferred to an eligible purchaser. However, if an Account is requested to transfer shares to other than an eligible purchaser, the Account has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Account must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven-day period.
Financial Statements
Shareholders will receive an annual financial statement for the Fund, audited by the Fund’s independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

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APPENDIX A – INDEX ABBREVIATIONS
An index in the prospectus is identified with an abbreviation. The abbreviation for that index is spelled out below:

Index Name shown in the Average Annual Total Returns Table	Full Index Name
MSCI EAFE Index NTR	Morgan Stanley Capital International Europe, Australasia, and Far East Index Net Dividend Total Return Dollar Index

A

APPENDIX B – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.

US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation;

•
Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.

APPENDIX C – FINANCIAL HIGHLIGHTS
To be filed by amendment.

C-1

ADDITIONAL INFORMATION
Additional information about the Fund is available in the Statement of Additional Information dated May 1, 2020, as amended and restated _____________, which is incorporated by reference into this prospectus. Additional information about the Accounts' investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Accounts’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Variable Contracts Funds, P.O. Box 219971, Kansas City, MO 64121-9971. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principalfunds.com/prospectuses-pvc. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PVC has entered into a management agreement with Principal Global Investors, LLC ("PGI"). PVC and/or PGI, on behalf of the Accounts, enter into contractual arrangements with various parties, including, among others, the Accounts’ sub-advisors, distributor, transfer agent and custodian, who provide services to the Accounts. These arrangements are between PVC and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of PVC or any Account.
This prospectus provides information that you should consider in determining whether to purchase shares of an Account. This prospectus, the Statement of Additional Information, or the contracts that are exhibits to PVC’s registration statement are not intended to give rise to any agreement or contract between PVC and/or any Account and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Accounts.
Shares of the Accounts are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Accounts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Variable Contracts Funds, Inc. SEC File 811-01944

D

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

("PVC" or the "Fund")

Class 1 and Class 2 Shares

Statement of Additional Information

dated May 1, 2020 as amended and restated _________________
This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The prospectus, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus dated May 1, 2020 for the Fund's Classes 1 and 2 shares and the prospectus dated _________, 2020 for the Blue Chip Account and Class 3 of the Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income and Equity Income Accounts.
Incorporation by Reference: To be filed by amendment.
For a free copy of the current prospectus, semiannual or annual report, call 1-800-222-5852 or write:
Principal Variable Contracts Funds, Inc.
P.O. Box 219971
Kansas City, MO 64121-9971
The Principal Variable Contracts Funds, Inc. prospectus may be viewed at www.principalfunds.com/prospectuses-pvc.

FUND HISTORY
Principal Variable Contracts Funds, Inc. (“PVC” or the "Fund") was organized as Principal Variable Contracts Fund, Inc. on May 27, 1997 as a Maryland corporation. The Fund changed its name to Principal Variable Contracts Funds, Inc. effective May 17, 2008.
On January 12, 2007, the Fund acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each Account are shown in the following table:

Share Class
Account Name	1	2	3
Blue Chip			X
Bond Market Index	X
Core Plus Bond	X
Diversified Balanced	X	X	X
Diversified Balanced Managed Volatility		X	X
Diversified Balanced Volatility Control		X	X
Diversified Growth		X	X
Diversified Growth Managed Volatility		X	X
Diversified Growth Volatility Control		X	X
Diversified Income		X	X
Diversified International	X
Equity Income	X	X	X
Government & High Quality Bond	X
International Emerging Markets	X
LargeCap Growth I	X
LargeCap S&P 500 Index	X	X
LargeCap S&P 500 Managed Volatility Index	X
MidCap	X	X
Principal Capital Appreciation	X	X
Principal LifeTime Strategic Income	X
Principal LifeTime 2010	X
Principal LifeTime 2020	X
Principal LifeTime 2030	X
Principal LifeTime 2040	X
Principal LifeTime 2050	X
Principal LifeTime 2060	X
Real Estate Securities	X	X
SAM (Strategic Asset Management) Balanced	X	X
SAM (Strategic Asset Management) Conservative Balanced	X	X
SAM (Strategic Asset Management) Conservative Growth	X	X
SAM (Strategic Asset Management) Flexible Income	X	X
SAM (Strategic Asset Management) Strategic Growth	X	X
Short-Term Income	X
SmallCap	X	X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary.
Principal Global Investors, LLC (“PGI” or the “Manager”) may recommend to the Board of Directors (the "Board"), and the Board may elect, to close certain Accounts to new investors or close certain Accounts to new and existing investors. PGI may make such a recommendation when an Account approaches a size where additional investments in the Account have the potential to adversely impact Account performance and make it increasingly difficult to keep the Account fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.
DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS
The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Accounts." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Accounts is diversified, as that term is used in the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, except the Real Estate Securities Account, which is non-diversified.
On or about November 1, 2020, delete the last sentence in the preceding paragraph and replace with the following:
Each of the Accounts is diversified, as that term is used in the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, except the LargeCap Growth I and Real Estate Securities Accounts, which are non-diversified.
Fund Policies
The investment objective, principal investment strategies and principal risks of each Account are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities that those managing an Account's investments can select. Additional information is also provided about the strategies that each Account may use to try to achieve its objective.
The composition of each Account and the techniques and strategies that those managing an Account's investments may use in selecting securities will vary over time. An Account is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.
The investment objective of each Account and, except as described below as “Fundamental Restrictions,” the investment strategies described in this Statement of Additional Information and the prospectus are not fundamental and may be changed by the Board without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Accounts will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Account’s prospectus or Statement of Additional Information.
Fundamental Restrictions
Except as specifically noted, each Account has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Account. The 1940 Act provides that “a vote of a majority of the outstanding voting securities” of an Account means the affirmative vote of the lesser of (1) more than 50% of the outstanding Account shares, or (2) 67% or more of the Account shares present at a meeting, if more than 50% of the outstanding Account shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of an Account will vote together as a single class except when otherwise required by law or as determined by the Board.

Each Account:

1)	may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2)	may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.

3)
may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Account reserves freedom of action to hold and to sell real estate acquired as a result of the Account’s ownership of securities.

4)	may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	may not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6)	has adopted a policy regarding diversification, as follows:

a)	The Real Estate Securities Account has elected to be non-diversified.

b)
The other Accounts have elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

On or about November 1, 2020, delete paragraph 6) a) above and replace with the following:

a)	The LargeCap Growth I and Real Estate Securities Accounts have elected to be non-diversified.

7)	may not act as an underwriter of securities, except to the extent that the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	has adopted a concentration policy, as follows:

a)	The Real Estate Securities Account will concentrate its investments in a particular industry or group of industries as described in the prospectus.

b)
The Bond Market Index, LargeCap S&P 500 Index, and LargeCap S&P 500 Managed Volatility Index Accounts will not concentrate their investments in a particular industry or group of industries except to the extent that the related Index is also so concentrated.

c)
The remaining Accounts may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.

Non-Fundamental Restrictions
Except as specifically noted, each Account has also adopted the following non-fundamental restrictions. Non-fundamental restrictions are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

1)
Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.

The Principal LifeTime, Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, and Diversified Income Accounts and Strategic Asset Management ("SAM") Portfolios have not adopted this non-fundamental restriction.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.

a)
With respect to the Principal LifeTime, Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, and Diversified Income Accounts and SAM Portfolios, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

b)
For all other Accounts, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% of its assets in foreign securities, however:

a)	the Diversified International and International Emerging Markets Accounts each may invest up to 100% of its assets in foreign securities;

b)	the Bond Market Index, LargeCap S&P 500 Index, and LargeCap S&P 500 Managed Volatility Index Accounts may invest in foreign securities to the extent that the relevant index is so invested;

c)	the Government & High Quality Bond Account may not invest in foreign securities; and

d)
the Principal LifeTime, Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, and Diversified Income Accounts and SAM Portfolios have not adopted this non‑fundamental restriction.

5)	Invest more than 5% of its total assets in real estate limited partnership interests.
The Real Estate Securities, Principal LifeTime, Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, and Diversified Income Accounts and SAM Portfolios have not adopted this non-fundamental restriction.

6)
Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the SEC. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

The Principal LifeTime, Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, and Diversified Income Accounts and SAM Portfolios have not adopted this non-fundamental restriction.
Non-Fundamental Policy - Rule 35d-1 under the 1940 Act - Investment Company Names
Except as specifically noted, each Account has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. This policy applies at the time of purchase. The Account will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Account. For purposes of this non-fundamental restriction, each Account tests market capitalization ranges monthly.

For purposes of testing this requirement with respect to:

•
foreign currency investments, each Account will count forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency; the value of such contracts and investments will include the Account’s investments in cash and/or cash equivalents to the extent such instruments are used to cover the Account’s exposure under its forward foreign currency contracts and similar investments.

•
derivatives instruments, each Account will typically count the mark-to-market value of such derivatives. However, an Account may use a derivative contract's notional value when it determines that notional value is an appropriate measure of the Account's exposure to investments. For example, with respect to single name equity swaps which are “fully paid” (equity swaps in which cash and/or cash equivalents are specifically segregated on the Account’s books for the purpose of covering the full notional value of the swap), each Account will count the value of such cash and/or cash equivalents.

•
investments in underlying funds (including ETFs), each Account will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund's holdings focus on the particular type of investment suggested by the Account's name.

The Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income, Diversified International, Principal Capital Appreciation, and Short-Term Income Accounts, the Principal LifeTime Accounts, and SAM Portfolios have not adopted this non-fundamental policy.
Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If an Account invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Account's portfolio. If an Account invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. An Account also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Pursuant to SEC staff interpretations of the 1940 Act, a fund that purchases securities or makes other investments that have a leveraging effect on the fund (for example, reverse repurchase agreements) must segregate assets to render them not available for sale or other disposition in an amount equal to the amount the fund owes pursuant to the terms of the security or other investment.
Commodity-Related Investments
Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Accounts under Rule 4.5, the Accounts are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Accounts are therefore not subject to registration under the CEA. The CFTC recently amended Rule 4.5 “Exclusion for certain otherwise regulated persons from the definition of the term ‘commodity pool operator.’” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the Accounts can fall within one of two exclusions set out in Rule 4.5. The Accounts intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions. If any of the Accounts is unable to do so, it may incur expenses to comply with the CEA and rules the CFTC has adopted under it.

Industry Concentration
“Concentration” means an Account invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Accounts may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system.

•
The Accounts interpret their policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. To the extent an Account invests its assets in underlying investment companies, 25% or more of such Account's total assets may be indirectly exposed to a particular industry or group of related industries through its investments in one or more underlying investment companies.

•
For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Accounts' industry concentration restrictions.

•
The Accounts view their investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.

Loans
An Account may not make loans to other persons except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction. Generally, this means the Accounts are typically permitted to make loans, but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
Other Investment Strategies and Risks
Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.

Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by an Account is called for redemption, the Account would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on an Account's ability to achieve its investment objective.
Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve an Account’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, an Account may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
An Account also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Account in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Accounts may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of those managing the Account's investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by an Account.
In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing an Account's investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.
Cyber Security Issues
The Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of the Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Account shareholders to transact business, inability to calculate a fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also affect issuers of securities in which an Account invests, potentially causing the Account’s investment in such issuers to lose value. Despite risk management processes, there can be no guarantee that an Account will avoid losses relating to cyber security risks or other information security breaches.

Derivatives
Options on Securities and Securities Indices
The Accounts (except the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account) may each write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Account invests. The Accounts may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase, or to generate additional revenue.

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Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that an Account would have to exercise the option in order to consummate the transaction.

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Over the Counter ("OTC") Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, an Account is at risk that the other party to the transaction will default on its obligations or will not permit the Account to terminate the transaction before its scheduled maturity. While an Account will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with such Account, there can be no assurance that an Account will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

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Writing Call and Put Options. When an Account writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option the right to sell to the Account a specific security at a specified price at any time before the option expires. In both situations, the Account receives a premium from the purchaser of the option.

The premium received by an Account reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the period until the expiration of the option and interest rates. The premium generates additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
The Accounts usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Account deposits and maintains with its custodian or segregates on the Account's records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
Once an Account has written an option, it may terminate its obligation before the option is exercised. The Account executes a closing transaction by purchasing an option of the same series as the option previously written. The Account has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
Purchasing Call and Put Options. When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Account is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once an Account purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When an Account writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the Account's investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Index Warrants. Accounts may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If an Account were not to exercise an index warrant prior to its expiration, then the Account would lose the amount of the purchase price paid by it for the warrant. An Account will normally use index warrants in a manner similar to its use of options on securities indices.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Accounts generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If an Account is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An Account's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

Futures Contracts and Options on Futures Contracts
The Accounts (except the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account) may each purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, an Account may seek to hedge against a decline in the value of securities owned by the Account or an increase in the price of securities that the Account plans to purchase. Each Account may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Account may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. An Account may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When an Account sells a futures contract based on a financial instrument, the Account is obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Accounts usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When an Account purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Account executes the transaction. When entering into a futures transaction, the Account does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Account deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Account's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Account's performance of the transaction. The futures commission merchant returns the initial margin to the Account upon termination of the futures contract if the Account has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Account realizes a loss or gain.

In using futures contracts, an Account may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An Account, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Account's debt securities decline in value and thereby keeps the Account's net asset value from declining as much as it otherwise would. An Account may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, an Account may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.
With respect to futures contracts that settle in cash, an Account will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into futures contracts that do not settle in cash (physically-settled futures contracts), an Account will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Physically-settled futures contracts (and written options on such contracts) will be treated like cash-settled futures contracts when an Account has entered into a contractual arrangement with a third party futures commission merchant or other counterparty to offset the Account's exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.
Options on Futures Contracts. Accounts may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Account is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the Account's custodian. The Account must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. An Account's successful use of futures contracts is subject to the ability of those managing the Account's investments to predict correctly the factors affecting the market values of the Account's portfolio securities. For example, if an Account is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Account and the prices of those debt securities instead increases, the Account loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.
Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account's ability effectively to hedge its portfolio.
Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
The Accounts may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, an Account bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting an Account’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Account to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of an Account.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, an Account’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Spread Transactions
The Accounts (except the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account) may each engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Each Account may purchase spread options. The purchase of a covered spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Account's custodian or on the Account's records. The Accounts do not consider a security covered by a spread option to be "pledged" as that term is used in the Account's policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Each Account may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent an Account may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. An Account may also enter into options on swap agreements (“swap options”).
An Account may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities an Account anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.

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Interest rate swaps. Interest rate swaps involve the exchange by an Account with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

•	Currency swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

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Index swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).

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Total return swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

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Commodity swap agreements. Consistent with an Account's investment objectives and general investment policies, certain of the Accounts may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Account will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an Account may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, an Account may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, an Account may be required to pay a higher fee at each swap reset date.

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Credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. An Account may be either the buyer or seller in a credit default swap transaction. If an Account is a buyer and no event of default occurs, the Account will lose its investment and recover nothing. However, if an event of default occurs, the Account (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Account receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, an Account may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The Accounts may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, an Account may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. An Account can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which an Account is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

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Investment Pools. The Accounts may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that an Account invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an Account bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as an Account. Interests in privately offered investment pools of swaps may be considered illiquid.

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Contracts for differences. “Contracts for differences” are swap arrangements in which an Account may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, an Account’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, an Account’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. An Account may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. An Account may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

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Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. An Account may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Each Account may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.

Obligations under Swap Agreements. The swap agreements the Accounts enter into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, an Account's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Account's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Account) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by those managing the account's investments in accordance with procedures established by the Board, to avoid any potential leveraging of the Account's portfolio. In cases where an Account is a seller of a credit default swap contract, the Fund will segregate liquid assets equal to the notional amount of the contract. Obligations under swap agreements for which the Account segregates assets will not be construed to be “senior securities” for purposes of the Account's investment restriction concerning senior securities.
Risks associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on an Account’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether an Account's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing an Account's investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Account bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Accounts will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the Account's investments. Certain restrictions imposed on the Accounts by the Internal Revenue Code may limit the Accounts' ability to use swap agreements.
Depending on the terms of the particular option agreement, an Account will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Account purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Account writes a swap option, upon exercise of the option the Account will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the Account's investments based on various factors, including:

•	the frequency of trades and quotations,

•	the number of dealers and prospective purchasers in the marketplace,

•	dealer undertakings to make a market,

•	the nature of the security (including any demand or tender features), and

•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).
Such determination will govern whether a swap will be deemed to be within each Account's restriction on investments in illiquid securities.

Valuing Swap Agreements. For purposes of applying the Accounts’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Accounts at market value. In the case of a credit default swap, however, in applying certain of the Accounts’ investment policies and restrictions, each Account will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Accounts’ other investment policies and restrictions. For example, an Account may value credit default swaps at full exposure value for purposes of the Account’s credit quality guidelines because such value reflects the Account’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Account is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Account for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Account may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Account's exposure to various currency, commodity, equity, or fixed-income markets. Each Account may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Account determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns. Each Account may purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so. When an Account purchases a futures contract, or writes a call option on a futures contract, it segregates liquid assets that, when added to the value of assets deposited with the futures commission merchant as margin, are equal to the market value of the contract.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Accounts under Rule 4.5, the Accounts are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Accounts are therefore not subject to registration under the CEA. Rule 4.5 provides that an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the Accounts can fall within one of two exclusions set out in Rule 4.5. The Accounts intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments.
If adopted as proposed, these regulations could significantly limit or impact a fund's ability to invest in derivatives and related instruments, limit a fund's ability to employ certain strategies that use derivatives and/or adversely affect the fund's performance, efficiency in implementing strategies, and ability to pursue their investment objectives. Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.

Fixed-Income Securities
ETNs
Certain Accounts may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. An Account may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When an Account invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service ("IRS") and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Funding Agreements
The Accounts may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, an Account makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to an Account on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
The Accounts may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Step-Coupon Securities
The Accounts may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for an Account to dispose of them or determine their current value.
"Stripped" Securities
The Accounts may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, an Account may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
Structured Notes
The Accounts may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of an Account. For example, they can be used to increase an Account’s exposure to changes in the value of assets that an Account would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments an Account holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of an Account’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of an Account’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that an Account would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund's investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
The Accounts may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
Foreign Currency Transactions
Options on Foreign Currencies
An Account may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. An Account may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, an Account may buy put options on the foreign currency. If the value of the currency declines, an Account will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Account may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Account from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, an Account could sustain losses or lesser gains on transactions in foreign currency options that would require an Account to forgo a portion or all of the benefits of advantageous changes in those rates.
An Account also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, an Account could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by an Account occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an Account could write a put option on the relevant currency which, if rates move in the manner projected by an Account, will expire unexercised and allow an Account to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and an Account would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, an Account also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward Foreign Currency Exchange Contracts
The Accounts may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which an Account is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, an Account may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund's investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, an Account may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
An Account segregates liquid assets in an amount equal to (1) at least its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts that are cash settled and (2) the net notional value with respect to forward currency contracts that are not cash settled. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund's investments.
Investments in Stock Connect and Bond Connect
Accounts may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE"), the Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair an Account’s ability to invest in or sell China A shares and adversely affect the Account’s performance, such as the following:

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China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Account.

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Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, an Account may not be able trade when it would be otherwise attractive to do so, and the Account may not be able to dispose of its China A shares in a timely manner.

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Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to an Account. Certain requirements must be completed before the market opening, or an Account cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit an Account’s ability to sell its China A shares in a timely manner, or to sell them at all.

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If an Account holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Account must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Accounts’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that an Account’s profits may be subject to these limitations.

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Stock Connect uses an omnibus clearing structure, and the Account’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Account’s advisor to effectively manage an Account, and may expose the Account to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Account’s custodian, which may affect the quality of execution provided by such broker.

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China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Account’s name as the beneficial owner. Therefore, an Account’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.

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An Account’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Accounts will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, an Account may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.

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Fees, costs and taxes imposed on foreign investors (such as an Account) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Account, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

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Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Accounts investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Account could be adversely affected by delays in converting currencies into RMB and vice versa.

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Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Account’s investments or returns.

Accounts may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as an Account) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.

Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
The UK’s referendum vote to leave the EU (referred to as "Brexit") could cause business disruptions and uncertainty and thus adversely impact the financial results and operations of various European companies and economies. Although the precise time frame for Brexit is uncertain, it is currently expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years after notifying the European Council of the UK’s intention to withdraw. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations.
Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
High Yield Securities
Some Accounts invest a portion of their assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the fund's investments will determine whether the bond is of a quality comparable to those rated below investment grade). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Account would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the Account, it may exchange the high yield securities owned by the Account for other securities, including equities, and/or the Account may incur additional expenses while seeking recovery of its investment. Some Accounts may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund's investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Account has with regard to high yield bonds unless those managing the fund's investments deem such securities to be the equivalent of investment grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and those with auction rate features.
Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for an Account to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When an Account's asset base is small, a significant portion of the Account's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Account. As the Account's assets grow, the effect of the Account's investments in IPOs on the Account's performance probably will decline, which could reduce the Account's performance. Because of the price volatility of IPO shares, an Account may choose to hold IPO shares for a very short period. This may increase the turnover of the Account's portfolio and lead to increased expenses to the Account, such as commissions and transaction costs. By selling IPO shares, the Account may realize taxable gains it will subsequently distribute to shareholders.
Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.
Inverse Floating Rate and Other Variable and Floating Rate Instruments
The Accounts may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for an Account to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that an Account is not entitled to exercise its demand rights, and an Account could, for these or other reasons, suffer a loss with respect to such instruments.
Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from "Qualifying Income". Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.
An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids ("NGLs"). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission ("FERC"), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.

MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that an Account invests a significant portion of its assets in municipal obligations issued in connection with a single project, the Account likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal individual alternative minimum tax.
Municipal Bonds
Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Accounts may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

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Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

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Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

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Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan.

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Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

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Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Accounts may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Account's option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by an Account with respect to a particular municipal security held in the Account's portfolio.
The amount payable to an Account upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Account paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Account owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Account. Absent unusual circumstances, the Account would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

An Account's right to exercise a stand-by commitment would be unconditional and unqualified. Although an Account could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The Accounts may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in an Account's portfolio would not exceed 0.50% of the value of an Account's total assets calculated immediately after each stand-by commitment is acquired.
The Accounts intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund's investments believe present minimum credit risks. An Account's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to an Account will be evaluated on an ongoing basis by those managing the fund's investments.
An Account intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should an Account pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by an Account will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of an Account's portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the fund to redeem at par.
An Account's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Account elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund's investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Account treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Account is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
Accounts may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. An Account has the right to demand payment on seven days' notice, for all or any part of the Account's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Account.

Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Account's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay "exempt interest" dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Pay-in-Kind Securities
The Accounts may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders. The following Accounts had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Account/Portfolio	2019	2018	Explanation

Diversified Balanced Volatility Control	33.1%	99.6%	The frequency of rebalancing decreased in 2019 relative to 2018 due to lower market volatility, leading to the decrease in turnover.
Diversified Growth Volatility Control	36.2%	103.6%	The frequency of rebalancing decreased in 2019 relative to 2018 due to lower market volatility, leading to the decrease in turnover.
LargeCap S&P 500 Index	3.5%	8.7%	Turnover decreased in 2019 relative to 2018 due to the lower turnover of the index that this passive investment option tracks in 2019 relative to 2018.
LargeCap S&P 500 Managed Volatility Index	3.8%	11.2%	The frequency of rebalancing decreased in 2019 relative to 2018 due to lower market volatility, leading to the decrease in turnover.
MidCap	10.5%	24.6%	Turnover decreased in 2019 relative to 2018 due to strong performance in some of the large portfolio holdings in 2018, leading to more portfolio changes in 2018 than 2019.
Principal LifeTime 2010	60.8%	29.0%	Turnover increased in 2019 relative to 2018 due to more changes to underlying funds in 2019 than 2018.
Principal LifeTime 2060	38.6%	84.9%	Turnover decreased in 2019 relative to 2018 due to more changes to underlying funds in 2018 than 2019.
Principal LifeTime Strategic Income	69.0%	31.2%	Turnover increased in 2019 relative to 2018 due to more changes to underlying funds in 2019 than 2018.
Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

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Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.

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Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as an Account.

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Floating rate preferred securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Account with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

If a portion of an Account’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by an Account as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that an Account receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions an Account receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities").
Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Accounts may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund's investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Accounts pay to the seller of the securities.

In a repurchase agreement, an Account purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an Account to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an Account may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Account's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund's investments.
An Account may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, an Account sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an Account will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Accounts will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Account, although the Account's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction an Account sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Account pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Account enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Account, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Account generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
An Account's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Account.
An Account also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Account's repurchase of the underlying security. An Account's obligations under a sale buyback typically would be segregated by liquid assets equal in value to the amount of the Account's forward commitment to repurchase the subject security.

Restricted and Illiquid Securities
An Account may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, an Account that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Account might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by or under the direction of the Directors. As described above, certain Accounts have adopted investment restrictions that limit investments in illiquid securities. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Account shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Accounts may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Account purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Account purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Account are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

The Accounts may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by the fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. The fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by the fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Supranational Entities
The Accounts may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, an Account also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). An Account also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Account risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

Temporary Defensive Measures/Money Market Instruments
The Accounts may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Accounts may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.

•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

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Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund's investments, are of comparable quality. The Account may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose an Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. An Account only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund's investments to be minimal. An Account considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Account.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, an Account occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

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Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.

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Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
Warrants and Rights
The Accounts may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Account will segregate until the settlement date assets determined to be liquid by those managing the fund's investments in accordance with procedures established by the Board, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities an Account has committed to purchase prior to the time delivery of the securities is made, although an Account may earn income on securities it has segregated.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Account assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Account is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Account's other investments. If the Account remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Account has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Account does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Account could miss a favorable price or yield opportunity or could suffer a loss. An Account may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

LEADERSHIP STRUCTURE AND BOARD
PVC's Board has overall responsibility for overseeing PVC's operations in accordance with the 1940 Act, other applicable laws, and PVC’s charter. Each Board Member serves on the Boards of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc. ("PFI"), Principal Variable Contracts Funds, Inc. ("PVC"), Principal Exchange-Traded Funds ("PETF"), and Principal Diversified Select Real Asset Fund ("PDSRA"), which are collectively referred to in this SAI as the "Fund Complex." The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered "interested persons" of the Fund (as defined in the 1940 Act) and are referred to in this SAI as "Interested Board Members." Board Members who are not Interested Board Members are referred to as "Independent Board Members."
The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Fund Complex. The Independent Board Members have appointed a lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting's agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board's leadership structure is appropriate for the Fund Complex given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.

Committee and Independent Board Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Craig Damos Mark Grimmett Fritz Hirsch Tao Huang	The Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	6
Audit Committee Leroy Barnes Mark Grimmett Elizabeth Nickels
The Committee's primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, PGI's internal auditors, Fund Complex management, and the Board.
		9
Executive Committee Craig Damos Timothy M. Dunbar Patrick G. Halter
The Committee's primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
		None
Nominating and Governance Committee Elizabeth Ballantine Leroy Barnes Craig Damos Fritz Hirsch
The Committee's primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Committee members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Variable Contracts Funds, Inc., 711 High Street, Des Moines, IA 50392. When evaluating a potential nominee for Independent Board Member, the Committee generally considers, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as an Independent Board Member; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. The Committee meets personally with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the Board's composition. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
		4
Operations Committee Fritz Hirsch Tao Huang John D. Kenney Karrie McMillan Meg VanDeWeghe	The Committee's primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and the Fund Complex's operations.	4
Risk oversight forms part of the Board's general oversight of the Fund Complex. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund's compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. As part of its regular risk oversight functions, the Board, directly or through a Committee, interacts with and reviews reports from, among others: Fund Complex management, sub-advisors, the Chief Compliance Officer, independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of Fund management and PGI, reviews investment policies and risks in connection with its review of Fund Complex performance. In addition, as part of the Board's periodic review of advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a PGI valuation committee and has approved and periodically reviews valuation policies applicable to valuing Fund shares.

Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board's diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.
Independent Board Members
Elizabeth Ballantine. Ms. Ballantine has served as an Independent Board Member of the Fund Complex since 2004. Through her professional training, experience as an attorney, and experience as a board member and investment consultant, Ms. Ballantine is experienced in financial, investment and regulatory matters.
Leroy T. Barnes, Jr. Mr. Barnes has served as an Independent Board Member of the Fund Complex since 2012. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education, employment experience, and experience as a board member, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.
Craig Damos. Mr. Damos has served as an Independent Board Member of the Fund Complex since 2008. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010; Vertical Growth Officer of Weitz Company from 2004-2006; and Chief Financial Officer of Weitz Company from 2000-2004. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, employment experience, and experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.
Mark A. Grimmett. Mr. Grimmett has served as an Independent Board Member of the Fund Complex since 2004. He is a Certified Public Accountant. From 1996-2015, Mr. Grimmett served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his education, employment experience, and experience as a board member, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.
Fritz S. Hirsch. Mr. Hirsch has served as an Independent Board Member of the Fund Complex since 2005. From 2011-2015, Mr. Hirsch served as CEO of MAM USA. He served as President and Chief Executive Officer of Sassy, Inc. from 1986-2009, and Chief Financial Officer of Sassy, Inc. from 1983-1985. Through his education, employment experience, and experience as a board member, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.
Tao Huang. Mr. Huang has served as an Independent Board Member of the Fund Complex since 2012. Mr. Huang served as Chief Operating Officer of Morningstar from 2000-2011; as President of the International Division of Morningstar from 1998-2000; and as Chief Technology Officer of Morningstar, Inc. from 1996-2000. Through his education, employment experience, and experience as a board member, Mr. Huang is experienced with technology, financial, regulatory and investment matters.
John D. Kenney. Mr. Kenney has served as an Independent Board Member of the Fund Complex since 2020. From 2011 to January, 2020, Mr. Kenney served in various capacities at Legg Mason Global Asset Management, including most recently as Executive Vice President, Global Head of Affiliate Strategic Initiatives. Prior to that, from 2002 to 2011, he served in various roles in the fixed income and capital markets business of Legg Mason and its related entities. Through his employment experience and experience as a board member, Mr. Kenney is experienced with financial, accounting, regulatory and investment matters.
Karen (“Karrie”) McMillan. Ms. McMillan has served as an Independent Board Member of the Fund Complex since 2014. From 2007-2014, Ms. McMillan served as general counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991-1999, she served in various roles as counsel at the Securities and Exchange Commission, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education, experience as an attorney, and experience as a board member, Ms. McMillan is experienced in financial, investment and regulatory matters.

Elizabeth A. Nickels. Ms. Nickels has served as an Independent Board Member of the Fund Complex since 2015. Ms. Nickels currently serves as a director of SpartanNash. From 2008 to 2017, she served as a director of the not-for-profit Spectrum Health System; from 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education, employment experience, and experience as a board member, Ms. Nickels is experienced with financial, accounting and regulatory matters.
Mary M. (“Meg”) VanDeWeghe. Ms. VanDeWeghe has served as an Independent Board Member of the Fund Complex since 2018. She is CEO and President of Forte Consulting, Inc., a management and financial consulting firm, and was previously employed as a Finance Professor at Georgetown University from 2009-2016, Senior Vice President - Finance at Lockheed Martin Corporation from 2006-2009, a Finance Professor at the University of Maryland from 1996-2006, and in various positions at J.P. Morgan from 1983-1996. Ms. VanDeWeghe served as a director of Brown Advisory from 2003-2018, B/E Aerospace from 2014-2017, WP Carey from 2014-2017, and Nalco (and its successor Ecolab) from 2009-2014. Through her education, employment experience, and experience as a board member, Ms. VanDeWeghe is experienced with financial, investment and regulatory matters.
Interested Board Members
Timothy M. Dunbar. Mr. Dunbar has served as Chair and Board Member of the Fund Complex since 2019. Mr. Dunbar serves as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also serves on numerous boards of directors of Principal® subsidiaries, including PGI and Post. He has served in various other positions since joining Principal® in 1986. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.
Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter also serves as Chief Executive Officer, President and Chair of PGI, and Chief Executive Officer and Chair of Principal Real Estate Investors ("Principal - REI"). He has served in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.
Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Fund Complex officers, including their principal occupations which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years

Elizabeth Ballantine 711 High Street Des Moines, IA 50392 1948	Director, PFI and PVC (since 2004) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Principal, EBA Associates (consulting and investments)	127	Durango Herald, Inc.; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	127	McClatchy Newspapers, Inc.; Frontier Communications, Inc.; formerly, Herbalife Ltd.

Craig Damos 711 High Street Des Moines, IA 50392 1954	Lead Independent Board Member (since 2020) Director, PFI and PVC (since 2008) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	President, C.P. Damos Consulting LLC	127	None

Mark A. Grimmett 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2004) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (cosmetics manufacturing)	127	None

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years

Fritz S. Hirsch 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2005) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Formerly, CEO, MAM USA (manufacturer of infant and juvenile products)	127	MAM USA

Tao Huang 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	127	Armstrong World Industries, Inc. (manufacturing) and Equity Lifestyle Properties, Inc.

John D. Kenney 711 High Street Des Moines, IA 50392 1965	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	Formerly, Legg Mason Global Asset Management	127
Formerly: Legg Mason Investment Management Affiliates: Brandywine Global; Clarion Partners; ClearBridge Investments; Entrust Global; Legg Mason Poland; Martin Currie Investment Management; Permal Group (merged into Entrust); QS Investors; RARE Infrastructure; Royce and Associates; and Western Asset Management

Karen (“Karrie”) McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Managing Director, Patomak Global Partners, LLC (financial services consulting)	127	None

Elizabeth A. Nickels 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2015) Trustee, PETF (since 2015) Trustee, PDSRA (since 2019)	Retired	127	SpartanNash; Formerly: Charlotte Russe; Follet Corporation; PetSmart; Spectrum Health System

Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2018) Trustee, PETF (since 2018) Trustee, PDSRA (since 2019)	CEO and President, Forte Consulting, Inc. (financial and management consulting)	127	Helmerich & Payne; Formerly: B/E Aerospace; Brown Advisory; Denbury Resources Inc.; Nalco (and its successor Ecolab); and WP Carey

INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Chair (since 2019) Director, PFI and PVC (since 2019) Trustee, PETF (since 2019) Trustee, PDSRA (since 2019)	Director, PGI (since 2018) President-PGAM, PGI, PLIC, and PFSI (since 2018) Chair/Executive Vice President, RobustWealth, Inc. (since 2018) Director, Post (since 2018) Executive Vice President/Chief Investment Officer, PLIC and PFSI (2014-2018)	127	None

Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PDSRA (since 2019)	Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Chair, PGI (since 2018) Director, PGI (2003-2018) Director, Finisterre (since 2018) Director, Origin (since 2018) Chair, Post (since 2017) Chief Executive Officer, Principal - REI (since 2005) Chair, Principal - REI (since 2004) Chair, Spectrum (since 2017) Director, CCIP (since 2017)	127	None

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**

Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)	President - Principal Funds, PFSI, and PLIC (since 2019) Principal Executive Officer, OC Private Capital (2017-2019) Senior Vice President, Oppenheimer Funds (2011-2019)

Randy D. Bolin 711 High Street Des Moines, IA 50392 1961	Assistant Tax Counsel (since 2020)
Vice President/Associate General Counsel, PFSI (since 2013)
Vice President/Associate General Counsel, PGI (since 2016)
Assistant General Counsel, PGI (2007-2016)
Vice President/Associate General Counsel, PLIC (since 2013)

Tracy W. Bollin 711 High Street Des Moines, IA 50392 1970	Chief Financial Officer (since 2014)
Managing Director, PGI (since 2016)
Senior Vice President, PFD (since 2015)
Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President, PMC (2015-2017)
Director, PMC (2014-2017)
President, PSS (since 2015)

Gina L. Graham 711 High Street Des Moines, IA 50392 1965	Treasurer (since 2016)
Vice President/Treasurer, PGI (since 2016)
Vice President/Treasurer, PFA (since 2016)
Vice President/Treasurer, PFD (since 2016)
Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal - REI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Assistant Counsel and Assistant Secretary (since 2018)	Counsel, PGI (since 2018) Prior thereto, Attorney in Private Practice

Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Chief Compliance Officer/AML Officer, PSS (since 2015)

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**

Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Director - Accounting, PLIC (since 2015)

Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018) Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015-2018)	Chief Compliance Officer - Funds, PGI (since 2018) Deputy Chief Compliance Officer, PGI (since 2017) Vice President and Chief Compliance Officer, PMC (2015-2017) Vice President, PSS (since 2015)

Britney L. Schnathorst 711 High Street Des Moines, IA 50392 1981	Assistant Secretary (since 2017) Assistant Counsel (since 2014)	Counsel, PLIC (since 2013)

Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Assistant Counsel (since 2006)	Assistant General Counsel, PGI (since 2018) Counsel, PGI (2017-2018) Counsel, PLIC (since 2006) Counsel, PMC (2007-2017)

John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Assistant Counsel and Assistant Secretary (since 2019)	Counsel, PGI (since 2019) Prior thereto, Attorney in Private Practice

Dan L. Westholm 711 High Street Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)
Assistant Vice President/Treasurer, PGI (since 2017)
Assistant Vice President/Treasury, PFA (since 2013)
Assistant Vice President/Treasury, PFD (since 2013)
Assistant Vice President/Treasury, PLIC (since 2014)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI (since 2013)
Assistant Vice President/Treasury, PSS (since 2013)

Beth C. Wilson 711 High Street Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary-Funds, PLIC

Clint L. Woods 711 High Street Des Moines, IA 50392 1961	Counsel, Vice President, and Assistant Secretary (since 2018) Of Counsel (2017-2018) Vice President (2016-2017) Counsel (2015-2017)
Vice President, Associate General Counsel, and Secretary, PGI (since 2020)
Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PGI (since 2018)
Vice President, PGI (since 2015)
Vice President, Associate General Counsel, and Secretary, CCIP (since 2020)
Vice President, Associate General Counsel, and Assistant Corporate Secretary, PFA (since 2019)
Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PFSI (since 2015)
Vice President, Associate General Counsel, and Assistant Secretary, PFD (since 2019)
Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC (since 2015)
Vice President, Associate General Counsel, Governance Officer, and Secretary, Principal-REI (since 2020)
Vice President, Associate General Counsel, and Assistant Corporate Secretary, PSI (since 2019)
Vice President, Associate General Counsel, and Assistant Corporate Secretary, PSS (since 2019)

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Counsel, PGI (since 2017) Counsel, PLIC (since 2015)

**Abbreviations used:

CCIP, LLC (CCIP)	Principal Global Investors, LLC (PGI)
Finisterre Capital LLP (Finisterre)	Principal Life Insurance Company (PLIC)
Origin Asset Management LLP (Origin)	Principal Management Corporation (PMC), now PGI
Post Advisory Group, LLC (Post)	Principal Real Estate Investors, LLC (Principal - REI)
Principal Financial Advisors, Inc. (PFA)	Principal Securities, Inc. (PSI)
Principal Financial Services, Inc. (PFSI)	Principal Shareholder Services, Inc. (PSS)
Principal Funds Distributor, Inc. (PFD)	Spectrum Asset Management, Inc. (Spectrum)
Principal Global Asset Management (PGAM)
Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of the Accounts included in this SAI, and the aggregate dollar range of equity securities in the Fund Complex, which were beneficially owned by the Board Members as of December 31, 2019. As of that date, Board Members did not own shares of Accounts included in this SAI that are not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program which invests in the Fund Complex. Board Members who beneficially owned shares of series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:
A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more

Independent Board Members
PVC Account	Ballantine	Barnes	Damos	Grimmett	Hirsch	Huang	McMillan	Nickels	VanDeWeghe
Core Plus Bond	A	A	A	C	A	A	A	A	A
Equity Income	A	A	A	C	A	A	A	A	A
Government & High Quality Bond	A	A	A	C	A	A	A	A	A
Principal LifeTime 2020	A	A	A	C	A	A	A	A	A
SAM Balanced	A	A	A	C	A	A	A	A	A
Total Fund Complex	E	E	E	E	E	E	E	E	E

Interested Board Members
PVC Account	Dunbar	Halter
MidCap	E	A
SAM Balanced	B	A
Total Fund Complex	E	E
Mr. Kenney was a member of the Executive Committee at Legg Mason, Inc. (“Legg Mason”) until January 1, 2020, and served on the board of each Legg Mason affiliate, including Clearbridge RARE Infrastructure (North America) Pty Limited, a sub-advisor to the Principal Fund Complex. Mr. Kenney’s compensation from Legg Mason, including securities liquidated following his employment there, exceeded $120,000. Mr. Kenney remains subject to Legg Mason (now Franklin Resources, Inc.) deferred compensation plans that are invested in mutual funds sponsored and/or advised by Legg Mason and/or Franklin Templeton.

Board Member and Officer Compensation
The Fund Complex does not pay any remuneration to its Board Members or officers who are employed by PGI or its affiliates. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the Chief Compliance Officer's compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Fund Complex based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Accounts based on the net assets of each relative to combined net assets of the Fund Complex.
The following table provides information regarding the compensation received by the Independent Board Members from the Accounts included in this SAI and from the Fund Complex during the fiscal year ended December 31, 2019. On that date, there were 4 investment companies in the Fund Complex. The Fund does not provide retirement benefits or pensions to any of the Board Members.

Board Member	Accounts in this SAI	Fund Complex (1)
Elizabeth Ballantine	$25,589	$288,500
Leroy T. Barnes, Jr.	$27,102	$305,500
Craig Damos	$28,651	$323,000
Mark A. Grimmett	$27,465	$310,000
Fritz S. Hirsch	$27,678	$312,000
Tao Huang	$26,476	$298,500
Karen ("Karrie") McMillan	$26,049	$293,750
Elizabeth A. Nickels	$26,135	$294,750
Mary M. ("Meg") VanDeWeghe	$25,634	$289,000
(1) PDSRA was effective June 25, 2019.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager for the Fund. Principal Management Corporation, previously an affiliate of PGI, served as manager to the Fund prior to its merger with and into PGI on May 1, 2017.
PGI is the discretionary advisor (directly makes decisions to purchase or sell securities) for the following Accounts: Blue Chip, Bond Market Index, Core Plus Bond, Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income, Diversified International, Equity Income, Government & High Quality Bond, International Emerging Markets, LargeCap S&P 500 Index, MidCap, Principal Capital Appreciation, Principal LifeTime Accounts (Strategic Income, 2010, 2020, 2030, 2040, 2050, and 2060), SAM (Strategic Asset Management) Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth), Short-Term Income, SmallCap, and a portion of the assets of LargeCap S&P 500 Managed Volatility Index.
PGI provides investment advisory services for up to 30% of the assets of the LargeCap Growth Account I.

PGI has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub‑Advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Account. For these services, PGI pays each Sub-Advisor a fee.

Sub-Advisor:	Brown Advisory, LLC (“Brown”) is a wholly-owned subsidiary of Brown Advisory Management, LLC.

Account(s):	a portion of the assets of LargeCap Growth I

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI") is an indirect subsidiary of Principal Financial Group, Inc.

Account(s):	Real Estate Securities

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Financial Group, Inc.

Account(s):	a portion of the assets of the LargeCap S&P 500 Managed Volatility Index

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price") is a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.

Account(s):	a portion of the assets of LargeCap Growth I
Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of PGI or affiliated advisors, see the Interested Board Members and Fund Complex Officers tables in the “Leadership Structure and Board” section.
Codes of Ethics
The Fund, PGI, each of the Sub-Advisors, and PFD have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the Sub-Advisors have each also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of an Account from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Fund prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. Certain Sub-Advisors have adopted Codes that do not permit personnel subject to such Code to invest in securities that may be purchased or held by the Fund. However, other Sub‑Advisors' Codes do permit, subject to conditions, personnel subject to the Code to invest in securities that may be purchased or held by the Fund. The Fund’s Board reviews reports at least annually regarding the operation of the Code of Ethics of the Fund, PGI, PFD, and each Sub-Advisor. The Codes are on file with, and available from, the SEC. A copy of the Fund’s Code will also be provided upon request, which may be made by contacting the Fund.
Management Agreement
Under the terms of the Management Agreement for the Fund, PGI, the investment advisor, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates, for providing investment advisory services and other specified services. The management fee schedules for the Accounts are as follows (expressed as a percentage of average net assets):

	Net Asset Value of Account
Account	First $250 million	Next $250 million	Next $250 million	Next $250 million	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets	1.10%	1.05%	1.00%	0.95%	0.90%

	Net Asset Value of Account
Account	First $2 billion	Over $2 billion
Government & High Quality Bond	0.50%	0.45%

Effective January 1, 2021, delete the preceding table and replace with the following:

Fund	First $100 million	Next $100 million	Next $100 million	Next $100 million	Over $400 million
Government & High Quality Bond	0.50%	0.48%	0.46%	0.45%	0.44%

Account	Net Asset Value of Account
Bond Market Index	0.14%
Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05%
Diversified Balanced Volatility Control	0.12%
Diversified Growth	0.05%
Diversified Growth Managed Volatility	0.05%
Diversified Growth Volatility Control	0.12%
Diversified Income	0.05%
LargeCap S&P 500 Index	0.25%
LargeCap S&P 500 Managed Volatility Index	0.45%
Principal LifeTime Strategic Income	0.00%
Principal LifeTime 2010	0.00%
Principal LifeTime 2020	0.00%
Principal LifeTime 2030	0.00%
Principal LifeTime 2040	0.00%
Principal LifeTime 2050	0.00%
Principal LifeTime 2060	0.00%

	Net Asset Value of Account
Account	First $200 million	Next $300 million	Over $500 million
Short-Term Income	0.50%	0.45%	0.40%

Effective January 1, 2021, delete the preceding table and add the following row alphabetically to the second table below:

Fund	First $500 million	Over $500 million
Short-Term Income	0.45%	0.39%

	Net Asset Value of Account
Account	First $500 million	Over $500 million
Blue Chip	0.60%	0.55%
Principal Capital Appreciation	0.625%	0.500%

	Net Asset Value of Account
Account	First $1 billion	Over $1 billion
SAM Balanced*	0.25%	0.20%
SAM Conservative Balanced*	0.25%	0.20%
SAM Conservative Growth*	0.25%	0.20%
SAM Flexible Income*	0.25%	0.20%
SAM Strategic Growth*	0.25%	0.20%

*	Breakpoints are based on aggregate SAM Portfolio net assets.

	Net Asset Value of Account
Account	First $100 million	Next $100 million	Next $100 million	Next $100 million	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60%	0.55%	0.50%	0.45%	0.40%
LargeCap Growth I	0.80%	0.75%	0.70%	0.65%	0.60%
MidCap	0.65%	0.60%	0.55%	0.50%	0.45%
Real Estate Securities	0.83%	0.78%	0.73%	0.70%	0.68%
SmallCap	0.85%	0.80%	0.75%	0.70%	0.65%
Account Operating Expenses
Except for certain Fund expenses set out below, PGI is responsible for expenses, administrative duties, and services including the following: expenses incurred in connection with the registration of the Fund and Fund shares with the SEC; office space, facilities, and costs of keeping the books of the Fund; compensation of all personnel who are officers and any directors who are also affiliated with PGI; fees for auditors and legal counsel; preparing and printing Fund prospectuses; and administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemptions. However, some or all of these expenses may be assumed by Principal Life and some or all of the administrative duties and services may be delegated by PGI to Principal Life or affiliate thereof.
Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state, or federal taxes, fees, and expenses of all directors of the Fund who are not persons affiliated with PGI, interest, and fees for Custodian of the Account.
Contractual Limits on Total Account Operating Expenses
PGI has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) on certain share classes of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. Subject to applicable expense limits, the Accounts may reimburse PGI for expenses incurred during the current fiscal year.
The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Account Operating Expenses
Account	Class 1	Class 2	Class 3	Expiration
Blue Chip	N/A	N/A	1.05%	4/30/2022
Diversified Balanced Managed Volatility	N/A	0.31%	N/A	4/30/2021
International Emerging Markets	1.20%	N/A	N/A	4/30/2021
LargeCap Growth I	0.69%	N/A	N/A	4/30/2021
Principal LifeTime 2060	0.10%	N/A	N/A	4/30/2021
Contractual Management Fee Waivers
PGI has contractually agreed to limit certain of the Accounts' management fees. The expense limit will reduce the Accounts' Management Fees by the amounts listed below:

Contractual Fee Waivers
Account	Waiver	Expiration
LargeCap Growth I	0.016%	4/30/2021
Short-Term Income Account - Expense Limit
PGI has contractually agreed to reduce Short-Term Income Account's expenses by 0.01% through the period ending April 30, 2021.

Effective January 1, 2021, delete the preceding Short-Term Income Account - Expense Limit section.
Voluntary Expense Limit
PGI has voluntarily agreed to limit the expenses of the Diversified Income Account by paying, if necessary, expenses normally payable by the Account (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31% for such Account. The expense limit may be terminated at any time.
Management Fees Paid
Fees paid for investment management services during the periods indicated were as follows:

	Management Fees for Periods Ended December 31 (amounts in thousands)
	Account	2019	2018	2017
	Bond Market Index	$4,713	$6,031	$5,741
	Core Plus Bond	1,317	1,301	1,326
	Diversified Balanced	517	556	572
	Diversified Balanced Managed Volatility	86	88	88
	Diversified Balanced Volatility Control	122	64	15	(1)
	Diversified Growth	1,853	1,923	1,900
	Diversified Growth Managed Volatility	174	175	170
	Diversified Growth Volatility Control	675	345	70	(1)
	Diversified Income	132	127	127
	Diversified International	2,158	2,383	2,327
	Equity Income	3,411	2,990	2,719
	Government & High Quality Bond	1,149	1,158	1,245
	International Emerging Markets	1,094	1,307	1,285
	LargeCap Growth I	2,999	2,436	2,093
	LargeCap S&P 500 Index	6,429	6,379	6,115
	LargeCap S&P 500 Managed Volatility Index	977	986	967
	MidCap	3,101	3,058	3,143
	Principal Capital Appreciation	943	980	989
	Principal LifeTime 2010	—	—	—
	Principal LifeTime 2020	—	—	—
	Principal LifeTime 2030	—	—	—
	Principal LifeTime 2040	—	—	—
	Principal LifeTime 2050	—	—	—
	Principal LifeTime 2060	—	—	—
	Principal LifeTime Strategic Income	—	—	—
	Real Estate Securities	1,389	1,303	1,394
	SAM Balanced	1,591	1,704	1,776
	SAM Conservative Balanced	427	434	455
	SAM Conservative Growth	773	778	743
	SAM Flexible Income	429	461	493
	SAM Strategic Growth	665	654	616
	Short-Term Income	685	777	828
	SmallCap	1,555	1,712	1,724

(1)	Period from March 30, 2017, date operations commenced, through December 31, 2017

Sub-Advisory Agreements for the Accounts
PGI (and not the Fund) pays the sub-advisers fees determined pursuant to a sub-advisory agreement with each sub-adviser, including those sub-advisers that are at least 95% owned, directly or indirectly, by PGI or its affiliates ("Wholly-Owned Sub-Advisers") and the sub-advisers for the Accounts listed in the tables below. Fees paid to sub-advisers are individually negotiated between PGI and each sub-adviser and may vary.

Aggregate Fees Paid to Sub-Advisers (other than Wholly-Owned Sub-Advisers) for Fiscal Years Ended December 31 (dollar amounts in thousands)
Account	2019		2018		2017
	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
LargeCap Growth I	$913	0.25%	$747	0.26%	$614	0.22%
Custodian
The custodian of the portfolio securities and cash assets of the Accounts is The Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Accounts.
Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent for the Accounts. Information regarding securities lending during the Accounts' most recently ended fiscal year is as follows:

Account	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending

Bond Market Index	$32,211	$1,257	$—	$—	$—	$19,633	$—	$20,890	$11,321
Core Plus Bond	8,715	368	—	—	—	5,030	—	5,398	3,317
Diversified International	6,130	1,230	—	—	—	(6,172)	—	(4,942)	11,072
Equity Income	27,531	1,574	—	—	—	11,788	—	13,362	14,169
Government & High Quality Bond	7,821	144	—	—	—	6,377	—	6,521	1,300
International Emerging Markets	1,415	176	—	—	—	(341)	—	(165)	1,580
LargeCap Growth I	8,091	2,107	—	—	—	(12,997)	—	(10,890)	18,981
LargeCap S&P 500 Index	8,058	906	—	—	—	(1,009)	—	(103)	8,161
LargeCap S&P 500 Managed Volatility Index	783	71	—	—	—	65	—	136	647
MidCap	36,048	2,206	—	—	—	13,984	—	16,190	19,858
Principal Capital Appreciation	782	21	—	—	—	567	—	588	194
Short-Term Income	29,245	706	—	—	—	22,186	—	22,892	6,353
SmallCap	60,608	4,829	—	—	—	12,289	—	17,118	43,490
The services provided by The Bank of New York Mellon, as securities lending agent for the Accounts, include: coordinating, with the Accounts, the selection of securities to be loaned; negotiating loan terms; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating collateral movements; monitoring dividends; and transferring, recalling, and arranging the return of loaned securities to the Accounts upon loan termination.
Transfer Agent
Principal Shareholder Services, Inc. (“PSS”) (620 Coolidge Drive, Suite 300, Folsom, CA 95630) provides transfer agency services for Principal Variable Contracts Funds, Inc. The Fund currently pays no fee for the services PSS provides to the Classes 1 and 2 shares pursuant to the Transfer Agency Agreement for Classes 1 and 2 shares.

MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The Accounts and the share classes they offer are identified in the chart in the “Fund History” section.
Classes 1, 2, and 3 shares are available without any front-end sales charge or contingent deferred sales charge.
Distributor
Principal Funds Distributor, Inc. (“PFD” or the “Distributor”), a Washington corporation, serves as the Distributor for the Fund’s Classes 1 and 2 shares on a continuous basis. PFD is a registered broker-dealer under the Securities and Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PFD is located at 620 Coolidge Drive, Suite 300, Folsom, CA 95630.
PFD serves as distributor to the Fund pursuant to a Distribution Agreement (“Distribution Agreement”), which provides that the Fund will pay all fees and expenses in connection with (1) the preparation and filing of registration statements (2) necessary state filings (3) preparation and distribution of prospectuses and shareholder reports to current shareholders, tax information, notices, proxy statements and proxies, (4) preparation and distribution of dividend and capital gain payments to shareholders, (5) issuance, transfer, registry and maintenance of open account charges and (6) communication with shareholders concerning these items. The Fund will also pay taxes including, in the case of redeemed shares, any initial transfer taxes unpaid. PFD will assume responsibility for (or will enter into arrangements providing for the payment of) the expense of printing prospectuses used for the solicitation of new accounts of the Fund. PFD will also pay (or will enter into arrangements providing for the payment of) the expenses of other sales literature for the Fund as well as other expenses in connection with the sale and offering for sale of Fund shares.
Pursuant to the Distribution Agreement, PFD acts as an agent of the Fund with respect to sales and repurchases of Fund shares in the various states PFD is qualified as a broker-dealer. PFD accepts orders for Fund shares at net asset value. Other than 12b-1 fees paid to PFD with respect Classes 2 and 3 shares, no compensation is paid to PFD.
Rule 12b-1 Fees /Distribution Plans and Agreements
Classes 2 and 3 shares of the Fund are subject to a Distribution Plan and Agreement (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares and for providing services to shareholders in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board and initial shareholders of the Classes 2 and 3 shares have approved and entered into a Distribution Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the Fund to be able to build and retain assets which will, in turn, have a beneficial effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions. The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.
In adopting and annually approving continuation of the Plan, the Board (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Accounts and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plan is presented to the Board each quarter for its consideration in continuing the Plan. Continuance of the Plan must be approved by the Board, including a majority of the independent directors, annually. The Plan may be amended by a vote of the Board, including a majority of the independent directors, except that the Plan may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plan may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.
Payments under the 12b-1 plans will normally be made for accounts that are closed to new investors.

The Plan provides that each Account makes payments to the Distributor from assets of the Classes 2 and 3 shares to compensate the Distributor and other selling dealers, various banks, broker-dealers, and other financial intermediaries, for providing certain distribution services and shareholder services. Such services may include, but are not limited to:

•	formulation and implementation of marketing and promotional activities;

•	preparation, printing, and distribution of sales literature;

•	preparation, printing, and distribution of prospectuses and the Account reports to other than existing shareholders;

•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;

•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and

•	providing training, marketing, and support with respect to the sale of shares.
The Account pays the Distributor a fee after the end of each month at an annual rate of 0.25% of the respective daily net asset value of the assets attributable to the Classes 2 and 3 shares.
The Distributor may remit on a continuous basis up to 0.25% to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
If the Distributor’s actual expenses are less than the Rule 12b-1 fee it receives, the Distributor is entitled to retain the full amount of the fees.
The following 12b-1 payments were made to Principal Funds Distributor, Inc. for the period ending December 31, 2019:

Account	12b-1 Fees (in thousands)
Core Plus Bond	$1
Diversified Balanced	2,485
Diversified Balanced Managed Volatility	430
Diversified Balanced Volatility Control	255
Diversified Growth	9,265
Diversified Growth Managed Volatility	868
Diversified Growth Volatility Control	1,406
Diversified Income	661
Diversified International	3
Equity Income	71
Government & High Quality Bond	3
International Emerging Markets	2
LargeCap Growth I	5
LargeCap S&P 500 Index	27
MidCap	48
Principal Capital Appreciation	27
Principal LifeTime 2020	2
Principal LifeTime 2030	2
Principal LifeTime 2040	1
Principal LifeTime 2050	1
Real Estate Securities	12
SAM Balanced	288
SAM Conservative Balanced	57
SAM Conservative Growth	330
SAM Flexible Income	70
SAM Strategic Growth	332
Short-Term Income	4
SmallCap	15

Administrative Services Plan and Agreement
The Fund's Class 3 shares pay an administrative services fee under the terms of an Administrative Services Plan and Agreement. The Administrative Services Plan and Agreement provides for services to beneficial owners of Fund shares. Such services include:

•	teleservicing support to contract owners in connection with the Accounts;

•	delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials to existing contract owners;

•	facilitation of the tabulation of contract owners’ votes in the event of a contract owner vote; and receiving, tabulating and transmitting proxies executed by or on behalf of contract owners;

•	maintenance of contract owner records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to PVC or PGI as may be reasonably requested;

•
provision of support services, including providing information about PVC and its Accounts and answering questions concerning PVC and its Accounts, including questions respecting contract owners’ interests in one or more Accounts;

•
provision and administration of insurance features for the benefit of contract owners in connection with the Accounts, which may include fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals;

•
receiving, aggregating and forwarding purchase and redemption orders; acting as the nominee for contract owners; maintaining account records and providing contract owners with account statements; processing dividend payments; issuing contract owners reports and transaction confirmations; providing sub-accounting services; and

•	general account administration activities and providing such similar services to contract owners as PVC may reasonably request.
As compensation for these services, the Fund will pay service fees equal to 0.15% of the average daily net assets attributable to the Class 3 shares. The service fees are calculated and accrued daily and paid monthly to Principal Shareholder Services ("PSS") (or at such other intervals as the Fund and PSS may agree). PSS will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with PSS, as its agent to carry out the provisions of the Administrative Services Plan and Agreement. However, the appointment of an agent shall not relieve PSS of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of PSS.

INTERMEDIARY COMPENSATION
As of the date of this SAI, the Distributor anticipates that the firms that will receive additional payments for distribution of the applicable variable annuities and variable life insurance contracts that include shares of the Accounts as investment options, or for the distribution of the Accounts to retirement plans, or for administrative services (other than Rule 12b-1 fees and the reimbursement of costs, such as those associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include, but are not necessarily limited to, the following:
American General Life Insurance Company
Principal Life Insurance Company
Thrivent Financial for Lutherans
The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since the date noted above are not reflected. To obtain a current list, call 1-800-222-5852.
See the Distribution Plan and Additional Information Regarding Intermediary Compensation section of the Prospectus for additional information.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of an Account by PGI, or by the Account’s Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Account, the objective of PGI and of each Account’s Sub-Advisor is to obtain the best overall terms. In pursuing this objective, PGI or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Accounts from compensating a broker/dealer for promoting or selling Account shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Account shares. Therefore, PGI or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Account shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Account shares. PGI or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the sub-advisor's overall responsibilities to the accounts under its management. PGI or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a Sub-Advisor may use it in servicing some or all of the accounts it manages. PGI and the Sub-Advisors allocated portfolio transactions for the Accounts indicated in the following table to certain brokers for the year ended December 31, 2019 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Account	Amount of Transactions Because of Research Services Provided	Related Commissions Paid
Diversified International	$48,517,097	$47,539
Equity Income	63,192,071	40,398
International Emerging Markets	81,168,189	86,348
LargeCap Growth I	88,000,124	12,919
LargeCap S&P 500 Index	41,942,764	22,502
LargeCap S&P 500 Managed Volatility Index	6,149,056	3,475
MidCap	41,277,447	21,907
Principal Capital Appreciation	38,696,824	29,229
Real Estate Securities	11,073,356	9,891
SmallCap	27,339,250	23,351
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby an Account may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or PGI, participates. These procedures prohibit an Account from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Account could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.
The Board has approved procedures that permit an Account to effect a purchase or sale transaction between the Account and any other affiliated investment company or between the Account and affiliated persons of the Account under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.
The Board has also approved procedures that permit an Account’s Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Account’s procedures.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid for Periods Ended December 31
	Account	2019	2018	2017
	Bond Market Index	$18,481	$—	$—
	Core Plus Bond	2,974	132	688
	Diversified Balanced Volatility Control	20,377	41,231	565	(1)
	Diversified Growth Volatility Control	124,401	232,378	2,507	(1)
	Diversified International	193,378	309,507	241,054
	Equity Income	149,768	103,563	104,216
	International Emerging Markets	260,812	424,443	341,967
	LargeCap Growth I	53,384	63,093	53,758
	LargeCap S&P 500 Index	89,433	148,954	29,408
	LargeCap S&P 500 Managed Volatility Index	11,095	19,580	2,634
	MidCap	84,078	302,400	108,088
	Principal Capital Appreciation	69,318	54,057	44,941
	Real Estate Securities	38,735	60,800	57,432
	Sam Balanced Portfolio	17,974	12,223	11,934
	Sam Conservative Balanced Portfolio	6,437	2,444	1,958
	Sam Conservative Growth Portfolio	18,623	6,865	6,556
	Sam Flexible Income Portfolio	11,833	2,540	1,665
	Sam Strategic Growth Portfolio	51,697	5,481	6,475
	SmallCap	89,319	198,935	295,766

(1)	Period from March 30, 2017, date operations commenced, through December 31, 2017
Primary reasons for changes in several Accounts’ brokerage commissions for the three years were changes in commission rates; changes in the allocation and payment of research costs in response to the adoption of the Markets in Financial Instruments Directive (MiFID II); changes in Account size; changes in market conditions; changes in money managers of certain Accounts; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.
Brokerage commissions from the portfolio transactions effected for the Accounts were paid to brokers affiliated with PGI or its Sub-Advisors for the fiscal years ended December 31 as follows:

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2019 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
Diversified Balanced Volatility Control
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$207	1.02%	0.50%
Total			$207	1.02%	0.50%
Diversified Growth Volatility Control
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$1,112	0.89%	0.79%
Total			$1,112	0.89%	0.79%
Diversified International
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$28,534	14.76%	15.91%
	Eagle Asset Management, Inc.	Raymond James & Associates	13	0.01	0.07
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	5,940	3.07	3.99
Total			$34,487	17.84%	19.97%
Equity Income
	Eagle Asset Management, Inc.	Raymond James & Associates	$577	0.39%	0.46%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	324	0.22	0.20
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1,314	0.88	0.45
Total			$2,215	1.49%	1.11%

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2019 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
International Emerging Markets
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$16,626	6.37%	6.97%
	Eagle Asset Management, Inc.	Raymond James & Associates	33	0.01	0.07
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,720	1.43	2.34
Total			$20,379	7.81%	9.38%
LargeCap Growth I
	Mellon Investments Corporation*	BNY Mellon Capital Markets, LLC	$2,974	5.57%	2.78%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,458	2.73	3.72
	Eagle Asset Management, Inc.	Raymond James & Associates	168	0.31	0.36
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	731	1.37	0.73
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1,872	3.51	5.41
Total			$7,203	13.49%	13.00%
LargeCap S&P 500 Index
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	$1	0.00%	0.00%
Total			$1	0.00%	0.00%
LargeCap S&P 500 Managed Volatility Index
	Mellon Investments Corporation*	BNY Mellon Capital Markets, LLC	$5,149	46.41%	14.04%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2	0.02	0.03
Total			$5,151	46.43%	14.07%
MidCap
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$193	0.23%	0.14%
	Eagle Asset Management, Inc.	Raymond James & Associates	1,326	1.58	0.90
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	1,834	2.18	0.65
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,559	3.04	5.86
Total			$5,912	7.03%	7.55%
Principal Capital Appreciation
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$398	0.57%	0.26%
	Eagle Asset Management, Inc.	Raymond James & Associates	66	0.10	0.10
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	1,241	1.79	1.22
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	94	0.14	0.20
Total			$1,799	2.60%	1.78%
Real Estate Securities
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$806	2.08%	2.62%
	Eagle Asset Management, Inc.	Raymond James & Associates	1,032	2.66	2.01
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	158	0.41	0.24
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,751	7.10	5.24
Total			$4,747	12.25%	10.11%
SmallCap
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$2,653	2.97%	1.90%
	Eagle Asset Management, Inc.	Raymond James & Associates	3,071	3.44	2.34
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	1,248	1.40	1.82
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	417	0.47	1.03
Total			$7,389	8.28%	7.09%

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2018 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
Core Plus Bond
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	$12	9.09%	43.39%
Total			$12	9.09%	43.39%
Diversified Balanced Volatility Control
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$110	0.27%	0.24%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	779	1.89	1.50
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	11	0.03	0.02
Total			$900	2.19%	1.76%
Diversified Growth Volatility Control
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$643	0.28%	0.24%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	2,568	1.11	0.75
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	302	0.13	0.11
Total			$3,513	1.52%	1.10%
Diversified International
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$71	0.02%	0.02%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	16,516	5.34	4.68
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,598	1.16	2.91
Total			$20,185	6.52%	7.61%
Equity Income
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$22,700	21.92%	23.03%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,459	1.41	0.31
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	424	0.41	0.28
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	7,102	6.86	6.31
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	2,481	2.40	1.70
Total			$34,166	33.00%	31.63%
International Emerging Markets
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$95	0.02%	0.06%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	33,334	7.85	6.53
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,751	0.65	0.78
Total			$36,180	8.52%	7.37%
LargeCap Growth I
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$4,400	6.97%	4.48%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	622	0.99	1.34
	Eagle Asset Management, Inc.	Raymond James & Associates	500	0.79	0.76
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	908	1.44	1.59
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,205	3.49	8.37
Total			$8,635	13.68%	16.54%
LargeCap S&P 500 Index
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$83	0.06%	0.07%
Total			$83	0.06%	0.07%
LargeCap S&P 500 Managed Volatility Index
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$7	0.04%	0.04%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	66	0.34	0.26
Total			$73	0.38%	0.30%

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2018 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
MidCap
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$997	0.33%	0.47%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	9,678	3.20	2.08
	Eagle Asset Management, Inc.	Raymond James & Associates	2,067	0.68	0.40
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	4,462	1.48	0.86
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	6,058	2.00	2.05
Total			$23,262	7.69%	5.86%
Principal Capital Appreciation
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$15,979	29.56%	37.49%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	102	0.19	0.11
	Eagle Asset Management, Inc.	Raymond James & Associates	519	0.96	0.38
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	1,286	2.38	1.92
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,091	3.87	3.15
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	1,268	2.35	0.45
Total			$21,245	39.31%	43.50%
Real Estate Securities
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$161	0.26%	0.45%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,309	2.15	1.73
	Eagle Asset Management, Inc.	Raymond James & Associates	1,362	2.24	1.51
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	932	1.53	1.03
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	6,707	11.03	12.14
Total			$10,471	17.21%	16.86%
SmallCap
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$592	0.30%	0.50%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	4,329	2.18	1.61
	Eagle Asset Management, Inc.	Raymond James & Associates	2,850	1.43	0.98
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	3,544	1.78	1.22
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	7,621	3.83	4.64
Total			$18,936	9.52%	8.95%

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2017 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
Core Plus Bond
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	$165	24.00%	21.86%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	25	3.64	0.10
Total			$190	27.64%	21.96%
Diversified Balanced Volatility Control
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$345	61.08%	58.99%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	6	1.06	1.91
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	3	0.53	0.98
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3	0.53	0.57
Total			$357	63.20%	62.45%

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2017 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
Diversified Growth Volatility Control
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$1,581	63.06%	60.82%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	20	0.80	1.53
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	6	0.24	0.49
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	11	0.44	0.42
Total			$1,618	64.54%	63.26%
Diversified International
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$161	0.07%	0.18%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	11,109	4.61	5.38
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	21,701	9.00	7.97
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	4,415	1.83	1.83
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,313	0.96	1.50
Total			$39,699	16.47%	16.86%
Equity Income
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$30,512	29.28%	26.78%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	512	0.49	0.42
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	899	0.86	1.22
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	27,173	26.07	29.87
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	240	0.23	0.22
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	4,410	4.23	3.73
	Analytic Investors, LLC	Wells Fargo Securities, LLC	104	0.10	0.15
Total			$63,850	61.26%	62.39%
International Emerging Markets
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$578	0.17%	0.54%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	26,004	7.60	7.25
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	38,066	11.13	10.54
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	5,244	1.53	1.33
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	951	0.28	0.27
Total			$70,843	20.71%	19.93%
LargeCap Growth I
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$1,236	2.30%	1.56%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	5,164	9.61	8.96
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	120	0.22	0.21
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	1,273	2.37	1.81
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,423	6.37	7.75
	Analytic Investors, LLC	Wells Fargo Advisor	853	1.59	0.76
	Analytic Investors, LLC	Wells Fargo Securities, LLC	46	0.09	0.07
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	950	1.77	1.17
Total			$13,065	24.32%	22.29%
LargeCap S&P 500 Index
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$11,970	40.70%	29.07%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	399	1.36	0.37
Total			$12,369	42.06%	29.44%

Account	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2017 Account's Total Commissions Paid	% of Account's Total Commissions	% of Dollar Amount of Account's Commissionable Transactions
LargeCap S&P 500 Managed Volatility Index
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$112	4.25%	3.30%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	33	1.25	0.29
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1	0.04	0.02
Total			$146	5.54%	3.61%
MidCap
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$4,159	3.85%	5.74%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	2,183	2.02	1.31
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	5,062	4.68	3.35
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	630	0.58	0.45
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	3,372	3.12	2.01
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1,067	0.99	1.63
	Analytic Investors, LLC	Wells Fargo Securities, LLC	128	0.12	0.14
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	1,747	1.62	0.91
Total			$18,348	16.98%	15.54%
Principal Capital Appreciation
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$8,125	18.08%	27.80%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	388	0.86	0.62
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	1,187	2.64	1.71
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	10,380	23.10	23.42
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	646	1.44	1.15
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,537	7.87	5.02
	Analytic Investors, LLC	Wells Fargo Securities, LLC	425	0.95	0.58
Total			$24,688	54.94%	60.30%
Real Estate Securities
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$4,237	7.38%	9.26%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	207	0.36	0.35
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	1,833	3.19	2.50
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	1,117	1.94	2.97
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	1,384	2.41	1.61
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1,338	2.33	4.05
	Analytic Investors, LLC	Wells Fargo Securities, LLC	2,495	4.34	2.94
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	643	1.12	1.63
Total			$13,254	23.07%	25.31%
SmallCap
	Mellon Investments Corporation*	ConvergEx Execution Solutions, LLC	$6,637	2.24%	3.82%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	16,536	5.59	6.39
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	15,744	5.32	5.86
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	2,927	0.99	1.07
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	7,311	2.47	3.06
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	4,357	1.47	3.13
	Analytic Investors, LLC	Wells Fargo Securities, LLC	2,078	0.70	0.26
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	1,615	0.55	0.52
Total			$57,205	19.33%	24.11%
* Effective January 2, 2019, BNY Mellon Asset Management North America Corporation changed its name to Mellon Investments Corporation.

Material differences, if any, between the percentage of an Account’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the Sub-Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker’s execution.
The following table indicates the value of each Account’s aggregate holdings of the securities of Principal Variable Contracts Funds, Inc. regular brokers or dealers for the fiscal year ended December 31, 2019.

Holdings of Securities of Principal Variable Contracts Funds, Inc. Regular Brokers and Dealers
Account	Broker or Dealer	Holdings (in thousands)
Bond Market Index	Bank of America Corp	$13,994
	Barclays PLC	3,857
	BNP Paribas SA	884
	Citigroup Inc	11,571
	Credit Suisse AG	1,121
	Goldman Sachs Group Inc/The	8,776
	JPMorgan Chase & Co	12,566
	Morgan Stanley	10,479
	Wells Fargo & Co	9,656
Core Plus Bond	Bank of America Corp	2,486
	Barclays PLC	219
	Citigroup Inc	316
	Goldman Sachs Group Inc/The	1,932
	JPMorgan Chase & Co	965
	Morgan Stanley	1,150
	UBS Group AG	1,159
	Wells Fargo & Co	548
Diversified International	BNP Paribas SA	2,406
Equity Income	JPMorgan Chase & Co	23,251
LargeCap S&P 500 Index	Bank of America Corp	28,480
	Citigroup Inc	17,421
	Goldman Sachs Group Inc/The	7,319
	JPMorgan Chase & Co	43,672
	Morgan Stanley	6,281
	Wells Fargo & Co	20,682
LargeCap S&P 500 Managed Volatility Index	Bank of America Corp	2,172
	Citigroup Inc	1,329
	Goldman Sachs Group Inc/The	558
	JPMorgan Chase & Co	3,331
	Morgan Stanley	479
	Wells Fargo & Co	1,578
Principal Capital Appreciation	JPMorgan Chase & Co	6,314
Short-Term Income	Bank of America Corp	2,088
	BNP Paribas SA	259
	Citigroup Inc	1,928
	Credit Suisse AG	780
	Goldman Sachs Group Inc/The	1,363
	JPMorgan Chase & Co	2,026
	Morgan Stanley	2,047
	UBS Group AG	809
	Wells Fargo & Co	1,021

Allocation of Trades
By the Manager (“PGI”). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI's trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, registered investment companies, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI's role as investment advisor to each of the Funds and as discretionary advisor for funds of funds as well as some of the underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisers (“Multi-Managed Accounts”). These services include determining the portion of a Multi-Managed Account's portfolio to be allocated to an adviser. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Accounts, for the following reasons:

•
PGI serves as the investment adviser to the underlying funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment adviser may serve as sub-adviser to the funds in which a fund of funds may invest. This raises a potential conflict because PGI’s or an affiliated company’s profit margin may vary depending upon the underlying fund in which the funds of funds invest;

•
PGI or an affiliated person may serve as investment adviser to a portion of a Multi-Managed Account. This raises a potential conflict because PGI’s or an affiliated investment adviser’s profit margin may vary depending on the extent to which a Multi-Managed Account’s assets are managed by PGI or allocated to an affiliated adviser.

•
A sub-advisor may determine that the asset class PVC has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PVC may place with the sub-advisor for management. When a sub-advisor for two or more PVC Accounts imposes such a limit, PGI and/or the sub-advisor may need to determine which Account will be required to limit its investment in the asset class and the degree to which the Account will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.

PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:

•
PGI implements a process for selecting underlying funds that emphasizes the selection of funds within the Principal Funds complex that are determined to be consistent with the fund of fund’s objective and principal investment strategies.

•
PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process. However, PGI will select an unaffiliated subadvisor to manage all or a portion of an Account’s portfolio when deemed necessary or appropriate based upon a consideration of the Account’s objective and investment strategies and available expertise and resources within the Principal organization.

•	PGI provides ongoing oversight of the Accounts' investments to monitor adherence to their investment program.
By the Sub-Advisors. The portfolio managers of each Sub-Advisor manage a number of accounts other than the Account's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.
Investments the Sub-Advisor deems appropriate for the Account's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Account's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Account's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Account’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Account believes that its participation in such transactions on balance will produce better overall results for the Account.
SHAREHOLDER RIGHTS
Each shareholder of an Account is eligible to vote, either in person or by proxy, at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent auditors, and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or appraisal rights. Shares of an Account are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.
The By-laws of PVC set the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of PVC state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of capital stock of PVC or, when the meeting relates to a certain Account, that Account, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

The bylaws of the Fund provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the 1940 Act: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board deems it to be appropriate.
See "Proxy Voting Policies and Procedures" section below for information regarding Principal Life's process for voting shares attributable to variable products.
Shareholder inquiries should be directed to: Principal Variable Contracts Funds, Inc., 711 High Street, Des Moines, IA 50392.
PRICING OF ACCOUNT SHARES
Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV for each class is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Account shares is not determined on days the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
The Accounts will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Accounts the share price is calculated by:

•	taking the current market value of the total assets of the Account

•	subtracting liabilities of the Account

•	dividing the remainder proportionately into the classes of the Account

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an exchange, the Nasdaq National Market and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.
Municipal securities held by the Accounts are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Accounts and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Account will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.

An Account’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by an Account. These fair valuation procedures are intended to discourage shareholders from investing in an Account for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of an Account investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Advisor is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
The Accounts intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal Revenue Code of 1986, as amended, (the IRC) by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as RICs, the Accounts must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Accounts’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Accounts invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Account to fail to qualify as a RIC under the IRC for a given year. If an Account fails to qualify as a regulated investment company for a particular year, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Account in the manner they were received by the Account.
Futures Contracts and Options
As previously discussed, some of the Accounts invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Accounts must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An Account may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that an Account has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
International Accounts
Some foreign securities purchased by the Accounts may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Accounts that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Accounts may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Account that will reduce its investment company taxable income. Certain Accounts may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Accounts if these instruments appreciate in value, the Accounts may make various elections permitted by the tax laws. However, these elections could require that the Accounts recognize additional taxable income, which in turn must be distributed.

In addition, the Account's investments in foreign securities or foreign currencies may increase or accelerate the Account's recognition of ordinary income and may affect the timing or amount of the Account's distributions.
Under the Foreign Account Tax Compliance Act (FATCA), an Account may be required to withhold a 30% tax on (a) dividends paid by the Account, and (b) certain capital gain distributions and/or the proceeds arising from the sale of Account shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. An Account may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of an Account fails to provide the Account with appropriate certifications or other documentation concerning its status under FATCA.
PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of any fund that is a fund of funds are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Fund may publish month-end portfolio holdings information for each Account’s portfolio on the www.principal.com website and on the www.principalfunds.com website on the thirteenth business day of the following month. The Accounts may also occasionally publish information on the websites relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. The Accounts may also occasionally publish information on the websites concerning the removal, addition or change in weightings of underlying funds in which the funds of funds invest. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the websites or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Accounts may distribute non-specific information about the Accounts and/or summary information about the Accounts as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of an Account’s holdings. This information may be made available at any time (or without delay).
Policy. The Fund and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)
Daily to the Fund's portfolio pricing services, Bloomberg LP, ICE Data Services, J.J. Kenny, J.P. Morgan PricingDirect, Inc., Markit Partners, and Standard & Poor’s Securities Evaluations, Inc. to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self-regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies;

5)	To the Fund's custodian, The Bank of New York Mellon, in connection with the custodial services it provides to the Fund; and

6)	Kessler, Topaz, Meltzer & Check, LLP, in connection with legal services it provides to the Fund.

The Account is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, PGI or the Account’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Account’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s or PGI’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing before it occurs. The Fund currently has disclosure agreements with the following:

Abacus Group LLC	Electra Securities & Reconciliation System	Moody's Analytics
Abel Noser	eVestment Alliance	Morgan Stanley
Accenture	Eze Software Group	Morningstar, Inc.
Adobe	FactSet	MSCI Inc.
Advent	FactSet Research Systems Inc.	Northern Trust
Advent Custodial Data (ACD)	Financial Recovery Technologies (FRT)	Omgeo LLC
Advent Portfolio Exchange	Financial Tracking Technologies LLC	Portware, LLC
Algorithmics	FIS Global Asset Management	PricewaterhouseCoopers, LLP
Ascendant Compliance Manager	FIS PTA	Refinitiv
Ashland Partners	Fiserv Solutions, Inc.	RR Donnelley and Sons
Axioma	FTSE Fixed Income LLC	Russell Investments Implementation Services, LLC
Barclays Capital	FX Transparency	SDL
Barra	Global Trading Analytics	SEI Global Services, Inc.
Barra Portfolio Manager	IHS Markit LTD	SEI Manager Dashboard
Black Mountain Systems	INDATA	Serena
Bloomberg Barclays	Indus Valley Partners (IVP)	SmartStream Technologies
Bloomberg LP	Intercontinental Exchange, Inc.	Solvency Analytics AG
BNY Mellon	InvestCloud Inc	SS&C (Evare)
Broadridge	Investment Company Institute (ICI)	SS&C Hedge Fund Services, North America, Inc.
Broadridge Financial Solutions, Inc.	Investor Tools, Inc.	SS&C Technologies
Broadridge Systems	Iron Mountain	SS&C Technologies Holdings
Brown Brothers Harriman	ITG	SS&C Vision FI
Capital Confirmation, Inc.	JPMorgan Chase	State Street Bank & Trust
Charles River	JW Boarman	State Street Corporation
Charles River Systems, Inc.	KPMG	Style Research
Charles River Trading System	Lend Amend	SWIFT
Confluence Technologies	LexisNexis	Sybase Inc.
COR-FS Ltd.	Linedata	Syntel Inc.
Corporate Communication Group	Lionbridge	Trade Informatics
DG3	Lipper	TriOptima
Donnelley Financial Solutions	LiquidNet	Veritas
DST Systems	London Stock Exchange Group	Veritext Global
DTCC Derivatives Repository Ltd.	Markit WSO Services	WCI Consulting
Eagle Investment Systems Corp.	MBI Solutions, LLC	Yield Book
Electra Information Systems	Merrill Corporation
Any agreement by which any Account or any party acting on behalf of the Fund agrees to provide Account portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund’s non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Fund’s CCO will periodically, but no less frequently than annually, review the Fund’s portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund’s Board. In addition, the Fund’s Board must approve any change in the Fund’s portfolio holdings disclosure policy that would expand the distribution of such information.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Account to PGI or to that Account's Sub-Advisor, as appropriate. PGI and each Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
The Accounts that operate as funds of funds invest in shares of other Accounts and shares of Funds of PFI or PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Accounts that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., an Account) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
Principal Life votes each Account’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners, regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Account’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2020, is available, without charge, upon request by calling 1-800-222-5852 or on the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
To be filed by amendment.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) is the independent registered public accounting firm for the Fund Complex.

GENERAL INFORMATION
LargeCap S&P 500 Index and LargeCap S&P 500 Managed Volatility Index Accounts only
The Accounts are not sponsored, endorsed, sold or promoted by S&P Global ("S&P Global"). S&P Global makes no representation or warranty, express or implied, to Account shareholders or any member of the public regarding the advisability of investing in securities generally or in these Accounts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P Global’s only relationship to Principal Life Insurance Company and PGI is the licensing of certain trademarks and trade names of S&P Global and the S&P 500 Index which is determined, composed and calculated by S&P Global without regard to Principal Life Insurance Company, PGI or the Accounts. S&P Global has no obligation to take the needs of Principal Life Insurance Company, PGI or Account shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P Global is not responsible for and has not participated in the determination of the prices of the Accounts or the timing of the issuance or sale of the Accounts or in the determination or calculation of the equation by which the Accounts are to be converted into cash. S&P Global has no obligation or liability in connection with the administration, marketing or trading of the Accounts.
S&P GLOBAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA CONTAINED THEREIN AND S&P GLOBAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P GLOBAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PGI, ACCOUNT SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P GLOBAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P GLOBAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The following list identifies shareholders who own more than 25% of the voting securities of an Account as of April 6, 2020. It is presumed that a person who owns more than 25% of the voting securities of an Account controls the Account. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by Account.

Account Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
BOND MARKET INDEX	49.06%	DIVERSIFIED GROWTH ACCOUNT	Maryland	Principal Financial Group
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND	97.49%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
MANAGED VOLATILITY		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
VOLATILITY CONTROL		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED GROWTH	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED GROWTH	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
MANAGED VOLATILITY		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED GROWTH	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
VOLATILITY CONTROL		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INCOME	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
DIVERSIFIED	98.76%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
INTERNATIONAL		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME	50.40%	PRINCIPAL NATIONAL LIFE INS CO	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-9992

GOVERNMENT & HIGH	58.30%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
QUALITY BOND		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING	100.00%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
MARKETS		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I	97.99%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX	62.29%	DIVERSIFIED GROWTH ACCOUNT	Maryland	Principal Financial Group
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500	71.40%	DIVERSIFIED GROWTH MANAGED	Maryland	Principal Financial Group
MANAGED VOLATILITY		VOLATILITY ACCOUNT
INDEX		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500	28.59%	DIVERSIFIED BALANCED MANAGED	Maryland	Principal Financial Group
MANAGED VOLATILITY		VOLATILITY ACCOUNT
INDEX		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP	94.76%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL	81.97%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
APPRECIATION		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
PRINCIPAL LIFETIME	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
STRATEGIC INCOME		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060	100.00%	PRINCIPAL NATIONAL LIFE INS CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES	99.56%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED	79.30%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE	88.86%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
BALANCED		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account Name	Percentage of Voting Securities Owned of Each Account	Control Person – Name and Address	Jurisdiction Under Which the Company is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
SAM CONSERVATIVE	56.32%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
GROWTH		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE	31.77%	FARMERS NEW WORLD LIFE INS CO	California	Farmer's Insurance
GROWTH		3120 139TH AVE SW SUITE 300		Group
		BELLEVUE WA 98005

SAM FLEXIBLE INCOME	89.09%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH	54.19%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH	40.98%	FARMERS NEW WORLD LIFE INS CO	California	Farmer's Insurance
		3120 139TH AVE SW SUITE 300		Group
		BELLEVUE WA 98005

SHORT-TERM INCOME	98.09%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP	95.81%	PRINCIPAL LIFE INSURANCE CO CUST	Iowa	Principal Financial Group
		ATTN INDIVIDUAL ACCOUNTING G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001
The Accounts that operate as funds of funds and Principal Life Insurance Company will vote in the same proportion as shares of the Accounts owned by other shareholders. Therefore neither the funds of funds nor Principal Life Insurance Company exercise voting discretion.

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially (but are not shareholders of record) more than 5% of the Fund’s outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund’s outstanding shares as of April 6, 2020. The information is listed in alphabetical order by Account.

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
BOND MARKET INDEX, Class 1	49.06%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX, Class 1	19.66%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX, Class 1	11.56%	DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX, Class 1	7.48%	DIVERSIFIED INCOME ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND, Class 1	22.17%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND, Class 1	19.31%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND, Class 1	16.47%	PRINCIPAL LIFE INSURANCE CO CUST - VUL
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND, Class 1	12.98%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND, Class 1	7.06%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
CORE PLUS BOND, Class 1	5.49%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED, Class 1	53.93%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		PRINCIPAL FLEXIBLE VARIABLE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED, Class 1	22.85%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL - PRINFLEX
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED, Class 1	5.02%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL - FLEXIBLE
		VARIABLE LIFE INSURANCE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED, Class 2	96.26%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED MANAGED	81.04%	PRINCIPAL LIFE INSURANCE CO CUST
VOLATILITY, Class 2		FBO PRINCIPAL INVESTMENT PLUS
		VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED MANAGED	14.47%	PRINCIPAL LIFE INSURANCE CO CUST
VOLATILITY, Class 2		FBO PRINCIPAL LIFETIME INCOME SOLUTIONS
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED BALANCED VOLATILITY	100.00%	PRINCIPAL LIFE INSURANCE CO CUST
CONTROL, Class 2		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
DIVERSIFIED GROWTH, Class 2	97.16%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED GROWTH MANAGED VOLATILITY,	86.42%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED GROWTH MANAGED VOLATILITY,	8.49%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME INCOME SOLUTIONS
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED GROWTH VOLATILITY CONTROL,	100.00%	PRINCIPAL LIFE INSURANCE CO CUST
Class 2		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INCOME, Class 2	78.06%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INCOME, Class 2	19.74%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL LIFETIME INSURANCE SOLUTIONS II
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	24.31%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	14.30%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	11.48%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
DIVERSIFIED INTERNATIONAL, Class 1	11.31%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	9.34%	PRINCIPAL LIFE INSURANCE CO CUST - VUL
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	8.01%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	5.84%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL, Class 1	5.48%	PRINCIPAL LIFE INSURANCE CO CUST - VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 1	17.83%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 1	12.51%	TIAA-CREF LIFE SEPARATE ACCOUNT
		VA-1 OF TIAA-CREF LIFE INS CO
		8500 ANDREW CARNEGIE BLVD - MAIL CODE - E3/N6
		CHARLOTTE NC 28262-8500

EQUITY INCOME, Class 1	12.22%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 1	11.44%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 1	8.37%	SAM CONS GROWTH PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
EQUITY INCOME, Class 1	8.12%	SAM STRATEGIC GROWTH PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 2	24.35%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

EQUITY INCOME, Class 2	22.94%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

EQUITY INCOME, Class 2	18.76%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

EQUITY INCOME, Class 2	13.26%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 2	7.31%	FARMERS NEW WORLD LIFE INS CO
		VARIABLE UNIVERSAL LIFE II AGENT
		ATTN SEPERATE ACCOUNTS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

EQUITY INCOME, Class 2	6.94%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME, Class 2	5.39%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND, Class 1	18.33%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND, Class 1	17.16%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
GOVERNMENT & HIGH QUALITY BOND, Class 1	13.24%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND, Class 1	9.42%	SAM FLEXIBLE INCOME PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND, Class 1	7.88%	SAM CONS BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND, Class 1	7.76%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND, Class 1	5.29%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS, Class 1	26.69%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS, Class 1	18.24%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS, Class 1	13.81%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS, Class 1	8.14%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
INTERNATIONAL EMERGING MARKETS, Class 1	6.37%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS, Class 1	5.54%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS, Class 1	5.27%	PRINCIPAL LIFE INSURANCE CO CUST - VUL II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I, Class 1	22.90%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I, Class 1	21.90%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I, Class 1	17.56%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I, Class 1	11.75%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I, Class 1	6.37%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX, Class 1	62.68%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
LARGECAP S&P 500 INDEX, Class 1	13.67%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX, Class 1	8.20%	DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX, Class 1	5.98%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX, Class 2	67.59%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX, Class 2	26.17%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX, Class 2	6.22%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 MANAGED VOLATILITY	71.40%	DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
INDEX, Class 1		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 MANAGED VOLATILITY	28.59%	DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
INDEX, Class 1		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP, Class 1	35.71%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP, Class 1	18.03%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
MIDCAP, Class 1	14.87%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP, Class 2	64.51%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

MIDCAP, Class 2	23.15%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

PRINCIPAL CAPITAL APPRECIATION, Class 1	45.40%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION, Class 1	22.12%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION, Class 1	7.32%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

PRINCIPAL CAPITAL APPRECIATION, Class 1	6.75%	AMERICAN GENERAL LIFE INSURANCE CO
		VARIABLE PRODUCTS DEPARTMENT
		ATTN: DEBORAH KERAI
		PO BOX 1591
		HOUSTON TX 77251-1591

PRINCIPAL CAPITAL APPRECIATION, Class 2	29.68%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION, Class 2	18.31%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
PRINCIPAL CAPITAL APPRECIATION, Class 2	17.59%	FARMERS NEW WORLD LIFE INS CO
		VARIABLE UNIVERSAL LIFE II AGENT
		ATTN SEPERATE ACCOUNTS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

PRINCIPAL CAPITAL APPRECIATION, Class 2	15.25%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

PRINCIPAL CAPITAL APPRECIATION, Class 2	8.77%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION, Class 2	5.78%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

PRINCIPAL LIFETIME STRATEGIC INCOME,	33.93%	PRINCIPAL LIFE INSURANCE CO CUST
Class 1		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INCOME,	31.43%	PRINCIPAL LIFE INSURANCE CO CUST
Class 1		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INCOME,	18.39%	PRINCIPAL LIFE INSURANCE CO CUST
Class 1		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INCOME,	6.63%	PRINCIPAL LIFE INSURANCE CO CUST
Class 1		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
PRINCIPAL LIFETIME 2010, Class 1	42.26%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010, Class 1	23.59%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010, Class 1	22.24%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020, Class 1	36.63%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT
		PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020, Class 1	32.90%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020, Class 1	16.86%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030, Class 1	41.67%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030, Class 1	25.75%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
PRINCIPAL LIFETIME 2030, Class 1	17.14%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040, Class 1	42.39%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040, Class 1	15.53%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040, Class 1	15.13%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT
		PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040, Class 1	9.16%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040, Class 1	6.18%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2050, Class 1	27.03%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050, Class 1	23.99%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
PRINCIPAL LIFETIME 2050, Class 1	14.48%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050, Class 1	11.43%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050, Class 1	5.99%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2050, Class 1	5.34%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060, Class 1	46.09%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060, Class 1	21.38%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992

PRINCIPAL LIFETIME 2060, Class 1	16.12%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060, Class 1	5.91%	PRINCIPAL LIFE INSURANCE CO CUST
		BENE VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060, Class 1	5.69%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
REAL ESTATE SECURITIES, Class 1	22.09%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT
		PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 1	20.72%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 1	14.01%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 1	13.65%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 1	6.49%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 2	49.20%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 2	25.95%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES, Class 2	21.27%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES
		VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
SAM BALANCED, Class 1	65.37%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT
		PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED, Class 1	8.21%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED, Class 2	22.51%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM BALANCED, Class 2	20.38%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM BALANCED, Class 2	19.24%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

SAM BALANCED, Class 2	11.45%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM BALANCED, Class 2	9.16%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED, Class 2	6.39%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED, Class 1	54.96%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED, Class 1	23.19%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address

SAM CONSERVATIVE BALANCED, Class 1	5.07%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED, Class 2	20.14%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM CONSERVATIVE BALANCED, Class 2	19.30%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM CONSERVATIVE BALANCED, Class 2	16.84%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED, Class 2	14.60%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

SAM CONSERVATIVE BALANCED, Class 2	10.44%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED, Class 2	8.66%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM CONSERVATIVE BALANCED, Class 2	8.40%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH, Class 1	34.96%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH, Class 1	12.23%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
SAM CONSERVATIVE GROWTH, Class 1	10.57%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH, Class 1	9.36%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH, Class 1	7.31%	AMERICAN GENERAL LIFE INSURANCE CO
		VARIABLE PRODUCTS DEPARTMENT
		ATTN: DEBORAH KERAI
		PO BOX 1591
		HOUSTON TX 77251-1591

SAM CONSERVATIVE GROWTH, Class 1	6.15%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPARATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

SAM CONSERVATIVE GROWTH, Class 1	5.35%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH, Class 2	32.22%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM CONSERVATIVE GROWTH, Class 2	28.32%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM CONSERVATIVE GROWTH, Class 2	15.22%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM CONSERVATIVE GROWTH, Class 2	9.15%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

SAM CONSERVATIVE GROWTH, Class 2	6.35%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
SAM FLEXIBLE INCOME, Class 1	59.64%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT
		PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME, Class 1	15.58%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME, Class 1	6.64%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME, Class 2	27.31%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME, Class 2	19.32%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME, Class 2	17.44%	SUNAMERICA ANNUITY & LIFE ASSURANCE CO
		VARIABLE SEPERATE ACCOUNT
		ATTN LEGAL DEPARTMENT
		21650 OXNARD STREET STE 750
		WOODLAND HILLS CA 91367-4997

SAM FLEXIBLE INCOME, Class 2	17.36%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM FLEXIBLE INCOME, Class 2	10.57%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH, Class 1	25.56%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
SAM STRATEGIC GROWTH, Class 1	23.24%	PRINCIPAL NATIONAL LIFE INS CO
		FBO VUL INCOME III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST G-012-S41
		DES MOINES IA 50392-9992

SAM STRATEGIC GROWTH, Class 1	13.32%	PRINCIPAL LIFE INSURANCE CO CUST
		VARIABLE UNIVERSAL LIFE INCOME II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH, Class 1	7.07%	PRINCIPAL LIFE INSURANCE CO CUST
		VUL INCOME
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH, Class 1	5.57%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH, Class 1	5.53%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH, Class 2	38.62%	FARMERS NEW WORLD LIFE INS CO
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM STRATEGIC GROWTH, Class 2	34.60%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SAM STRATEGIC GROWTH, Class 2	10.82%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SHORT-TERM INCOME, Class 1	38.51%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
SHORT-TERM INCOME, Class 1	27.86%	PRINCIPAL LIFE INSURANCE CO CUST
		EXEC VAR UNIVERSAL LIFE II
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME, Class 1	8.95%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME, Class 1	8.91%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 1	27.00%	PRINCIPAL LIFE INSURANCE CO CUST
		FLEX VARIABLE ANNUITY
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 1	21.58%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INVESTMENT
		PLUS VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 1	16.39%	PRINCIPAL LIFE INSURANCE CO CUST
		PRINFLEX LIFE
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 1	6.59%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL INDIVIDUAL -
		EXECUTIVE VARIABLE UNIVERSAL LIFE
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 1	5.12%	PRINCIPAL LIFE INSURANCE CO CUST - VUL
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

Account and Class Name	Percentage of Ownership of an Account by Class	Principal Holders of Securities Name and Address
SMALLCAP, Class 2	32.98%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SMALLCAP, Class 2	22.08%	FARMERS NEW WORLD LIFE INS CO
		ATTN SEGREGATED ASSETS
		3120 139TH AVE SW SUITE 300
		BELLEVUE WA 98005

SMALLCAP, Class 2	21.04%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 2	10.39%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP, Class 2	6.57%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY V2
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Management Ownership
As of April 6, 2020, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Accounts.

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of fund shares through variable life insurance and variable annuity contracts. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about Principal Global Investors, LLC's portfolio managers first. Next, the section includes information about the sub-advisors' portfolio managers alphabetically by sub-advisor.
Information in this section is as of December 31, 2019 unless otherwise noted.

Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

Daniel R. Coleman: Equity Income and Principal Capital Appreciation Accounts
Registered investment companies	7	$14.3 billion	0	$0
Other pooled investment vehicles	1	$76.8 million	0	$0
Other accounts	48	$3.7 billion	0	$0
Theodore Jayne: Principal Capital Appreciation Account
Registered investment companies	2	$2.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	9	$201.3 million	0	$0
David W. Simpson: Equity Income Account
Registered investment companies	4	$10.9 billion	0	$0
Other pooled investment vehicles	1	$76.8 million	0	$0
Other accounts	38	$3.5 billion	0	$0
Nedret Vidinli: Equity Income Account
Registered investment companies	2	$8.5 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	6	$63.1 million	0	$0
Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into funds managed by the team, via a mutual fund deferral or co-investment program, thus aligning the interests of the investment professionals with client objectives. Co-investment is subject to a three year cliff vesting schedule which meets our objective of increased employee retention.
In addition to base salary and variable incentives, portfolio managers and senior professionals participate in the Principal Financial Group Long-term Incentive Plan (“Plan”). Awards from this Plan are based on individual performance and are delivered in the form of three-year cliff vest Principal Financial Group (“PFG”) RSUs or a combination of three-year cliff vest PFG RSUs and three-year ratable vest PFG stock options; therefore, aligning the interests of team members with PFG stakeholders.

In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

Daniel R. Coleman	Equity Income	None
Daniel R. Coleman	Principal Capital Appreciation	None
Theodore Jayne	Principal Capital Appreciation	None
David W. Simpson	Equity Income	None
Nedret Vidinli	Equity Income	None

Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

Paul H. Blankenhagen: Diversified International and International Emerging Markets Accounts
Registered investment companies	4	$13.2 billion	0	$0
Other pooled investment vehicles	5	$4.5 billion	0	$0
Other accounts	11	$1.4 billion	1	$259.8 million
Juliet Cohn: Diversified International Account
Registered investment companies	3	$12.9 billion	0	$0
Other pooled investment vehicles	4	$3.7 billion	0	$0
Other accounts	9	$1.1 billion	1	$259.8 million

Jeffrey Kilkenny(1): International Emerging Markets Account
Registered investment companies	1	$335.6 million	0	$0
Other pooled investment vehicles	1	$755.1 million	0	$0
Other accounts	1	$255.9 million	0	$0
K. William Nolin(2): Blue Chip and MidCap Accounts
Registered investment companies	2	$23.0 billion	0	$0
Other pooled investment vehicles	4	$2.7 billion	0	$0
Other accounts	46	$6.0 billion	0	$0
Phil Nordhus: SmallCap Account
Registered investment companies	8	$1.1 billion	0	$0
Other pooled investment vehicles	1	$804.0 million	0	$0
Other accounts	13	$436.6 million	0	$0
Brian W. Pattinson: SmallCap Account
Registered investment companies	10	$2.1 billion	0	$0
Other pooled investment vehicles	3	$3.1 billion	0	$0
Other accounts	28	$2.7 billion	1	$178.8 million
Tom Rozycki(2): Blue Chip and MidCap Accounts
Registered investment companies	2	$23.0 billion	0	$0
Other pooled investment vehicles	4	$2.7 billion	0	$0
Other accounts	46	$6.0 billion	0	$0
Jeffrey A. Schwarte: LargeCap S&P 500 Index and LargeCap S&P 500 Managed Volatility Index Accounts
Registered investment companies	34	$16.7 billion	0	$0
Other pooled investment vehicles	7	$39.2 billion	0	$0
Other accounts	10	$122.5 million	0	$0
Aaron J. Siebel: LargeCap S&P 500 Index and LargeCap S&P 500 Managed Volatility Index Accounts
Registered investment companies	16	$13.3 billion	0	$0
Other pooled investment vehicles	4	$39.1 billion	0	$0
Other accounts	2	$7.8 million	0	$0
Alan Wang: International Emerging Markets Account
Registered investment companies	7	$3.4 billion	0	$0
Other pooled investment vehicles	1	$755.1 million	0	$0
Other accounts	9	$1.8 billion	1	$271.4 million
(1) Portfolio Manager added effective January 10, 2020.
(2) Information as of ____________, 2020. The Blue Chip Account is new as of ___________, 2020.

Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

Paul H. Blankenhagen	Diversified International	None
Paul H. Blankenhagen	International Emerging Markets	None
Juliet Cohn	Diversified International	None
Jeffrey Kilkenny(1)	International Emerging Markets	None
K. William Nolin(2)	Blue Chip
K. William Nolin	MidCap	None
Phil Nordhus	SmallCap	None
Brian W. Pattinson	SmallCap	None
Tom Rozycki(2)	Blue Chip
Tom Rozycki	MidCap	None
Jeffrey A. Schwarte	LargeCap S&P 500 Index	None
Jeffrey A. Schwarte	LargeCap S&P 500 Managed Volatility Index	None
Aaron J. Siebel	LargeCap S&P 500 Index	None
Aaron J. Siebel	LargeCap S&P 500 Managed Volatility Index	None
Alan Wang	International Emerging Markets	None
(1) Information as of January 8, 2020.
(2) Information as of ____________, 2020. The Blue Chip Account is new as of ___________, 2020.

Advisor: Principal Global Investors, LLC (Fixed Income Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

William C. Armstrong: Core Plus Bond Account
Registered investment companies	2	$900.8 million	0	$0
Other pooled investment vehicles	3	$3.4 billion	0	$0
Other accounts	7	$2.3 billion	2	$1.4 billion
Bryan C. Davis: Government & High Quality Bond Account
Registered investment companies	15	$3.5 billion	0	$0
Other pooled investment vehicles	21	$5.8 billion	0	$0
Other accounts	36	$3.2 billion	9	$556.5 million
John R. Friedl: Short-Term Income Account
Registered investment companies	4	$14.0 billion	0	$0
Other pooled investment vehicles	2	$652.2 million	0	$0
Other accounts	3	$46.6 million	0	$0
Zach Gassmann: Government & High Quality Bond Account
Registered investment companies	7	$1.9 billion	0	$0
Other pooled investment vehicles	11	$1.3 billion	0	$0
Other accounts	21	$2.5 billion	5	$324.7 million
Scott J. Peterson: Short-Term Income Account
Registered investment companies	4	$14.0 billion	0	$0
Other pooled investment vehicles	2	$652.2 million	0	$0
Other accounts	3	$46.6 million	0	$0
Darryl Trunnel: Bond Market Index Account
Registered investment companies	6	$3.4 billion	0	$0
Other pooled investment vehicles	7	$11.5 billion	0	$0
Other accounts	0	$0	0	$0
Randy R. Woodbury(1): Bond Market Index and Core Plus Bond Accounts
Registered investment companies	17	$6.2 billion	1	$543.0 million
Other pooled investment vehicles	47	$15.0 billion	0	$0
Other accounts	50	$8.3 billion	11	$1.1 billion
(1) Information as of March 31, 2020

Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for fixed income investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of Principal Global Fixed Income. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction.
The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Fixed Income group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, all senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

William C. Armstrong	Core Plus Bond	None
Bryan C. Davis	Government & High Quality Bond	None
John R. Friedl	Short-Term Income	None
Zach Gassmann	Government & High Quality Bond	None
Scott J. Peterson	Short-Term Income	None
Darryl Trunnel	Bond Market Index	None
Randy R. Woodbury	Bond Market Index	None
Randy R. Woodbury(1)	Core Plus Bond	None
(1) Information as of March 31, 2020

Advisor: Principal Global Investors, LLC (Principal® Global Asset Allocation Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

James W. Fennessey: Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income, LargeCap Growth I, Principal LifeTime Strategic Income, 2010, 2020, 2030, 2040, 2050, 2060 Accounts

Registered investment companies	20	$72.9 billion	0	$0
Other pooled investment vehicles	26	$44.1 billion	0	$0
Other accounts	26	$4.3 billion	0	$0
Todd A. Jablonski: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$14.8 billion	0	$0
Other pooled investment vehicles	1	$60.3 million	0	$0
Other accounts	1	$343.9 million	0	$0
Jeffrey A. Schwarte(1): Diversified Balanced Volatility Control and Diversified Growth Volatility Control Accounts
Registered investment companies	21	$16.0 billion	0	$0
Other pooled investment vehicles	3	$39.0 billion	0	$0
Other accounts	5	$112.8 million	0	$0
Aaron J. Siebel(1): Diversified Balanced Volatility Control and Diversified Growth Volatility Control Accounts
Registered investment companies	6	$13.1 billion	0	$0
Other pooled investment vehicles	3	$39.0 billion	0	$0
Other accounts	0	$0	0	$0
Scott Smith: Principal LifeTime Strategic Income, 2010, 2020, 2030, 2040, 2050, 2060 Accounts
Registered investment companies	32	$30.6 billion	0	$0
Other pooled investment vehicles	26	$44.1 billion	0	$0
Other accounts	28	$4.5 billion	0	$0
Gregory L. Tornga: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$14.8 billion	0	$0
Other pooled investment vehicles	1	$60.3 million	0	$0
Other accounts	1	$343.9 million	0	$0
Randy L. Welch: Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income, LargeCap Growth I, Principal LifeTime Strategic Income, 2010, 2020, 2030, 2040, 2050, 2060 Accounts

Registered investment companies	20	$72.9 billion	0	$0
Other pooled investment vehicles	26	$44.1 billion	0	$0
Other accounts	26	$4.3 billion	0	$0

(1)	For more information regarding Jeffrey A. Schwarte's and Aaron J. Siebel's Other Accounts Managed, see Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers).

Compensation
Principal Global Investors, LLC ("PGI") offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for all team members is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

James W. Fennessey	Diversified Balanced	None
James W. Fennessey	Diversified Balanced Managed Volatility	None
James W. Fennessey	Diversified Balanced Volatility Control	None
James W. Fennessey	Diversified Growth	None
James W. Fennessey	Diversified Growth Managed Volatility	None
James W. Fennessey	Diversified Growth Volatility Control	None
James W. Fennessey	Diversified Income	None
James W. Fennessey	LargeCap Growth I	None
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2010	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2040	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2060	None
Todd A. Jablonski	SAM Balanced	None
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	None
Todd A. Jablonski	SAM Flexible Income	None
Todd A. Jablonski	SAM Strategic Growth	None
Jeffrey A. Schwarte(1)	Diversified Balanced Volatility Control	None
Jeffrey A. Schwarte(1)	Diversified Growth Volatility Control	None

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

Aaron J. Siebel(1)	Diversified Balanced Volatility Control	None
Aaron J. Siebel(1)	Diversified Growth Volatility Control	None
Scott Smith	Principal LifeTime Strategic Income	None
Scott Smith	Principal LifeTime 2010	None
Scott Smith	Principal LifeTime 2020	None
Scott Smith	Principal LifeTime 2030	None
Scott Smith	Principal LifeTime 2040	None
Scott Smith	Principal LifeTime 2050	None
Scott Smith	Principal LifeTime 2060	None
Gregory L. Tornga	SAM Balanced	None
Gregory L. Tornga	SAM Conservative Balanced	None
Gregory L. Tornga	SAM Conservative Growth	None
Gregory L. Tornga	SAM Flexible Income	None
Gregory L. Tornga	SAM Strategic Growth	None
Randy L. Welch	Diversified Balanced	None
Randy L. Welch	Diversified Balanced Managed Volatility	None
Randy L. Welch	Diversified Balanced Volatility Control	None
Randy L. Welch	Diversified Growth	None
Randy L. Welch	Diversified Growth Managed Volatility	None
Randy L. Welch	Diversified Growth Volatility Control	None
Randy L. Welch	Diversified Income	None
Randy L. Welch	LargeCap Growth I	None
Randy L. Welch	Principal LifeTime Strategic Income	None
Randy L. Welch	Principal LifeTime 2010	None
Randy L. Welch	Principal LifeTime 2020	None
Randy L. Welch	Principal LifeTime 2030	None
Randy L. Welch	Principal LifeTime 2040	None
Randy L. Welch	Principal LifeTime 2050	None
Randy L. Welch	Principal LifeTime 2060	None

(1)	For more information regarding Jeffrey A. Schwarte's and Aaron J. Siebel's Ownership of Securities, see Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers).

Sub-Advisor: Principal Real Estate Investors, LLC
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

Keith Bokota: Real Estate Securities Account
Registered investment companies	1	$5.2 billion	0	$0
Other pooled investment vehicles	2	$99.0 million	0	$0
Other accounts	36	$2.7 billion	0	$0
Anthony Kenkel: Real Estate Securities Account
Registered investment companies	8	$9.6 billion	0	$0
Other pooled investment vehicles	5	$1.5 billion	0	$0
Other accounts	68	$8.4 billion	5	$624.7 million
Kelly D. Rush: Real Estate Securities Account
Registered investment companies	8	$9.6 billion	0	$0
Other pooled investment vehicles	5	$1.5 billion	0	$0
Other accounts	69	$8.5 billion	5	$624.7 million
Compensation
Principal Real Estate Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of the boutique (e.g. REIT, CMBS). The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year and three-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Real Estate group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested in Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule.

In addition to deferred compensation obtained through their compensation programming, all senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

Keith Bokota	Real Estate Securities	None
Anthony Kenkel	Real Estate Securities	None
Kelly D. Rush	Real Estate Securities	None

Sub-Advisor:	Spectrum Asset Management, Inc.
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

L. Phillip Jacoby, IV: LargeCap S&P 500 Managed Volatility Index Account
Registered investment companies	6	$11.1 billion	0	$0
Other pooled investment vehicles	11	$5.5 billion	1	$10.9 million
Other accounts	50	$6.4 billion	0	$0
Manu Krishnan: LargeCap S&P 500 Managed Volatility Index Account
Registered investment companies	6	$11.1 billion	0	$0
Other pooled investment vehicles	11	$5.5 billion	1	$10.9 million
Other accounts	50	$6.4 billion	0	$0
Kevin Nugent: LargeCap S&P 500 Managed Volatility Index Account
Registered investment companies	6	$11.1 billion	0	$0
Other pooled investment vehicles	11	$5.5 billion	1	$10.9 million
Other accounts	50	$6.4 billion	0	$0
Compensation
Spectrum Asset Management offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is aligned with performance and goals of the firm. Salaries are established based on a benchmark of salary levels of relevant asset management firms, taking into account each portfolio manager’s position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Spectrum attempts to award all compensation in a manner that promotes sound risk management principles. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.
The variable incentive is in the form of a discretionary bonus and may represent a significant proportion of an individual’s total annual compensation. Discretionary bonuses are determined quarterly and are based on a methodology used by senior management that takes into consideration several factors, including but not necessarily limited to those listed below:

•
Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets (“AUM”), although they are indirectly compensated as a result of an increase in AUM)

•	Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually.

•	Contribution to client servicing

•	Compliance with firm and/or regulatory policies and procedures

•	Work ethic

•	Seniority and length of service

•	Contribution to overall functioning of organization

Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager

L. Phillip Jacoby, IV	LargeCap S&P 500 Managed Volatility Index	None
Manu Krishnan	LargeCap S&P 500 Managed Volatility Index	None
Kevin Nugent	LargeCap S&P 500 Managed Volatility Index	None

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.

US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation;

•
Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.

APPENDIX B – PROXY VOTING POLICIES
The proxy voting policies applicable to each Account appear in the following order:
The Fund's proxy voting policy is first, followed by PGI’s proxy voting policy, and followed by the Sub-Advisors, alphabetically.

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)

(March 9, 2015)
Revised June 11, 2019

It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1.
Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and

2.	Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1.	Identification of the issuer of the security;

2.	Exchange ticker symbol of the security;

3.	CUSIP number of the security;

4.	The date of the shareholder meeting;

5.	A brief description of the subject of the vote;

6.	Whether the proposal was put forward by the issuer or a shareholder;

7.	Whether and how the vote was cast; and

8.	Whether the vote was cast for or against management of the issuer.

Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring

Background
Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.
Policy
The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients. The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.
In addition, as a fiduciary, the Advisers also monitor certain Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.
Proxy Voting Procedures
The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.
The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
Institutional Shareholder Services
Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.
The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.(1) The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Team.
Voting Against ISS Recommendations
On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.
If the Portfolio Manager’s judgment differs from that of ISS, a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:

1.	The requesting PM Team’s reasons for the decision;
2.The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and review and approval by the Compliance Department
(In certain cases, Portfolio Managers may not be allowed to vote against ISS recommendations due to a perceived conflict of interest. For example, Portfolio Managers will vote with ISS recommendations in circumstances where PGI is an adviser to the PGI CITs invest in Principal mutual funds.)
Conflicts of Interest
The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers maintain records of the resolution of any proxy voting conflict of interest.
Proxy Voting Instructions and New Accounts
Institutional Accounts
As part of the new account opening process for discretionary institutional Clients that require the Adviser to vote proxies, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and provide it to ISS, with a copy to the Advisers’ Investment Accounting Department. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.
The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.
SMA - Wrap Accounts
The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS.

Fixed Income and Private Investments
Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Clients may provide specific vote instructions for their own ballots. Upon request, the Advisers may be able to accommodate individual Clients that have developed their own guidelines. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Team.
Securities Lending
At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.
Abstaining from Voting Certain Proxies
The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

•	Restrictions for share blocking countries;(2)

•	Casting a vote on a foreign security may require that the adviser engage a translator;

•	Restrictions on foreigners’ ability to exercise votes;

•	Requirements to vote proxies in person;

•	Requirements to provide local agents with power of attorney to facilitate the voting instructions;

•	Untimely notice of shareholder meeting;

•	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.
Proxy Solicitation
Employees should inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.
Handling of Information Requests Regarding Proxies
Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).
External Managers
Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.
Proxy Voting Errors
In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Team, with the assistance of the CCO or (or designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.
Recordkeeping
The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes:

•
Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team. All written requests must be retained in the Client’s permanent file.

•
The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•
The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.
Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.
Proxy voting records:

•	The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers maintain documentation to support the decision to vote against the ISS recommendation.

•
The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.

Procedures for Class Actions
In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.
The process of filing class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.
The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.
Disclosure
The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.
Responsibility
Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO (or designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures. In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes - particularly those diverging from the judgment of ISS - were voted in a manner consistent with the Advisers’ fiduciary duties.

Revised 9/2013 s Supersedes 12/2012

Footnotes

1 *The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.
2 *In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

Brown Advisory, LLC

PROXY VOTING POLICY ON SECURITIES

The firm receives proxy ballots on behalf of clients and shall vote such proxies consistent with this Policy, which sets forth the firm’s standard approach to voting on common proxy questions.1 In general, this Policy is designed to ensure that the firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities.

Clients may, at any time, opt to change their proxy voting authorization. Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will forward any relevant research the firm obtains to the party that will assume proxy voting authority, as identified by the client.

To facilitate the proxy voting process, the firm has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased, unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the firm subscribes to Glass Lewis’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record- keeping, auditing, reporting and disclosure regarding votes.

On a regular basis, the firm’s portfolio managers are supplied with a list of upcoming proxies issued for companies that are actively recommended by the firm. Except in situations identified as presenting material conflicts of interest, the portfolio manager who follows an issuer may make the final voting decision based on a variety of considerations, including their review of relevant materials, their knowledge of the company, and Glass Lewis recommendations. In circumstances where the firm’s managers do not provide a vote recommendation, proxies will be voted according to Glass Lewis recommendations, unless specific guidelines provided to Glass Lewis by the firm specify otherwise. Proxies are generally voted in accordance with Glass Lewis recommendations for all client types, as described further herein.

In keeping with its fiduciary obligations to clients, the firm considers each proxy voting proposal on its own merits and an independent determination is made based on the relevant facts and circumstances. Proxy proposals include a wide range of matters. The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters. For socially responsible investing (“SRI” or “green”) clients, the firm follows Glass Lewis guidelines that focus on enhanced environmental, social and governance practices (“ESG Guidelines”). For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines. Although Glass Lewis

1 The firm votes proxies on behalf of separate account clients, firm-managed mutual fund shareholders, and, where applicable, employee benefit plan participants and beneficiaries.

Brown Advisory, LLC

guidelines are generally followed, the firm may depart from these guidelines when it deems such departure necessary in the best interest of the client.

Below is a summary of guidelines, based on the Glass Lewis approach, for voting on common proxy questions. Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.

Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the firm will not blindly vote in favor of management. The firm will not support proxy proposals or positions that compromise clients’ best interests or that the firm determines may be detrimental to the underlying value of client positions.

Routine Matters
Election of Directors.
Although proxies will typically be voted for a management-proposed slate of directors, the firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so. Some of these reasons include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.

The firm generally supports independent boards of directors comprised of members with diverse backgrounds, a breadth and depth of relevant experience, and a track record of positive performance. Management proposals to limit director liability consistent with state laws and director indemnification provisions will be supported because it is important for companies to be able to attract qualified candidates.

Separation of the roles of Chairman and CEO is supported, but the firm will not typically vote against a CEO who serves as chairman or director. In the absence of an independent chairman, however, the firm supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairman.

The firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the service of independent directors on such committees best protects and enhances the interests of shareholders. Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the firm will typically vote against the chair of the compensation committee.

Voting

Brown Advisory, LLC

The firm generally supports proposals to require a majority vote standard for the election of directors, rather than plurality voting. Proposals seeking to allow cumulative voting will be supported where the issuer does not have majority voting for the election of directors. Annual election of directors is supported, whereas the firm will vote against efforts to created staggered or classified boards. The firm supports a simple majority voting structure, since supermajority vote requirements impede shareholder action on important ballot items.

Appointment and Rotation of Auditors
Management recommendations regarding selection of an auditor shall generally be supported, but the firm will not support the ratification of an auditor when there is a lack of independence, accounting irregularity or negligence by the auditor. Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues. The firm will generally support proposals for mandatory auditor rotation with reasonable frequency (usually not less than five to seven years).

Changes in State of Incorporation or Capital Structure
Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer. The firm will generally vote against reincorporation where the financial benefits are minimal and there is a decrease in shareholder rights. Shareholder proposals to change the company’s place of incorporation will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Because adequate capital stock is important to the operation of a company, the firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan. Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.

Non-Routine Matters
Corporate Restructurings, Mergers and Acquisitions
These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights
The firm favors proposals that are likely to promote shareholder rights and/or increase shareholder value. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.

Brown Advisory, LLC

Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, taking into account the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial. Although the firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the firm supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan). In certain circumstances, the firm will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision. The firm supports anti- greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.

Shareholder Action
The firm supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders (e.g., 10-15%) requesting such a meeting. Proposals that allow shareholders to act by written consent are also supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

Executive Compensation.
Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by- case basis to ensure that the long-term interests of management and shareholders are properly aligned. Share count and voting power dilution should be limited.

The firm generally favors the grant of options to executives, since options are an important component of compensation packages that link executives’ compensation with their performance and that of the company. The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value. The firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.

Proposals to reprice or exchange options are reviewed on a case-by-case basis, but are generally opposed. The firm will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.

Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis. The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value.

Brown Advisory, LLC

The firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation. Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation. Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the firm will generally vote against a say-on-pay proposal. The firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.

Environmental, Social and Governance Issues
Shareholder proposals regarding environmental, social and governance issues are evaluated on a case-by-case basis. In general, such proposals will not be supported if they are not supported by management, unless they would have a clear and direct positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer. Although policy decisions are typically better left to management and the board, the firm may vote in favor of a reasonable shareholder proposal if supporting the proposal will mitigate significant risk to long-term shareholder value stemming from governance practices, environmental regulation, or legal and reputational issues. Companies should disclose such risks and efforts to mitigate them. In egregious cases where a company has not adequately mitigated such risks, the firm may vote against directors.

Given that the firm’s SRI clients may approach environmental, social and governance issues from a different perspective, the firm follows Glass Lewis ESG Guidelines when voting proxies for SRI clients.

Taft-Hartley Clients and Socially Responsible Investing (“SRI”) Clients
For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines, which entail an additional level of analysis relevant to the fiduciary responsibility of Taft-Hartley investors. These guidelines comply with the fiduciary duties imposed by the Taft Hartley Labor Act and ERISA, and the guidelines are consistent with American Federation of Labor and Congress of Industrial Organizations (“AFL-CIO”) guidelines and annual Key Vote Survey. Similarly, for SRI clients, the firm follows the Glass Lewis ESG Guidelines, which focus on disclosure and mitigation of company risk with regard to environmental, social and governance issues. Both sets of guidelines generally support proposals relating to compliance with environmental laws, health and safety regulations, nondiscrimination laws, and international labor or human rights standards, including proposals that tie executive compensation to such issues. For example, the ESG guidelines recognize that environmental, social and governance performance factors should be an important component in evaluating executive performance and compensation.

Companies’ labor practices, including compliance with Equal Employment Opportunity Commission (“EEOC”) requirements and treatment of union members, are considered when evaluating director performance for Taft- Hartley clients and determining whether to support various shareholder proposals. Increased diversity in board membership is also generally supported. For SRI clients, proposals that seek to evaluate overall director

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performance based on environmental and social criteria are generally supported, including evaluating directors’ commitment to establishing broad sustainable business practices with regard to reporting on and mitigating environmental, social and governance risks.

For both types of clients, International Labor Organization standards are supported and companies are encouraged to adopt such standards. Where a company has violated international human rights standards, review of director performance and oversight is warranted. Further, if directors have not provided adequate oversight to ensure that basic human rights standards are met, or if a company is subject to regulatory or legal action due to human rights violations, the firm will consider voting against certain directors on behalf of its Taft Hartley and SRI clients.

Proposed mergers or acquisitions are examined somewhat differently for Taft Hartley clients and SRI clients than for other clients. Whereas the firm generally examines whether a transaction is likely to maximize shareholder return, for Taft Hartley clients and SRI clients, the firm will support shareholder proposals seeking the company to consider effects of the transaction on the company’s stakeholders.

Further, for SRI clients and Taft Hartley clients, consideration is given to a company’s impact on the environment, so the firm will consider withholding votes from, or voting against, directors who do not exercise their fiduciary duty as it relates to environmental risk. Indeed, any proposal requesting that a company adopt a policy concerning these matters will be scrutinized to ensure it seeks enhanced environmental disclosure or practices and does not limit environmental disclosure or consideration. For SRI clients, proposals are scrutinized if they request that a company adopt a policy concerning bioengineering or nanotechnology. Further, consideration is given to a company’s impact on the environment, as well as the regulatory risk a company may face by not adopting environmentally responsible policies.

For both Taft Hartley clients and SRI clients, proposals requesting the following actions will generally be supported:

Governance & Business Ethics

•	increased disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare;

•	development of sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies; and

•	disclosure of a company’s lobbying practices and political and charitable spending.

Labor Standards & Human Rights

•	enhanced rights of workers, and consideration of the communities and broader constituents in the areas in which companies do business;

•	increased disclosure regarding impact on local stakeholders, workers’ rights and human rights;

•	adherence to codes of conduct relating to labor standards, human rights conventions and corporate responsibility; and

•	independent verification of a company’s contractors’ compliance with labor and

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human rights standards.

Environment, Health & Safety

•	adoption of the Equator Principles - a benchmark regarding social and environmental risk in project financing;

•	improved sustainability reporting and disclosure about company practices which impact the environment;

•	increased disclosure of environmental risk, compliance with international environmental conventions and adherence to environmental principles;

•	development of greenhouse gas emissions reduction goals, recycling programs, and other proactive means to mitigate a company’s environmental impact;

•	consideration of energy efficiency and renewable energy sources in a company’s development and business strategy;

•
increased disclosure regarding health and safety issues, including the labeling of the use of genetically modified organisms, the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors;

•	reporting on a company’s drug reimportation guidelines, as well as on ethical responsibilities relating to drug distribution and manufacture; and

•	additional safety standards regarding these matters.

International Corporate Governance
For actively recommended issuers domiciled outside the United States, the firm may follow Glass Lewis’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.

Conflicts of Interest
A “conflict of interest” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity (including officers and directors thereof), and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of the firm serves as a director of an actively recommended issuer, or if the firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in the best interest of the client.

The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts
The firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict

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has the potential to influence the firm’s
decision-making in voting a proxy. Materiality determinations will be made by the Chief Compliance Officer or designee, in consultation with counsel, based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters

If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:

i)	in the case of a Fund, the firm shall contact the Fund board for a review and determination;

ii)
in the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; or

iii)	in cases when echo voting is not possible, the firm may defer to Glass Lewis recommendations or confer with counsel to ensure that the proxy is voted in the best interest of the client.

If the aforementioned options would not ameliorate the conflict or potential conflict, then the firm may abstain from voting, as described below.

Abstention
In recognition of its fiduciary obligations, the firm generally endeavors to vote all proxies it receives. However, the firm may abstain from voting proxies in certain circumstances. For example, the firm may determine that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

SPECTRUM ASSET MANAGEMENT, INC.

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).  While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

•	That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.

•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

•	That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.

•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).

•	That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.	Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B.	Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against RiskMetrics Recommendation(s), Exhibit A hereto, shall be completed in each such instance.

Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the following three categories.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.

Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:

•
Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•
Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•
Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•
Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.

•
Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1.
Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.
Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I:  Routine Administrative Items

Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature.  We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.  Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors

2.	increasing the authorized number of common shares

3.	election of unopposed directors

CATEGORY II:  Special Interest Issues

Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  Issues Having the Potential for Significant Economic Impact

Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.
Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.
Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.

3.
Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.

4.
Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

5.
Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

6.
Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

7.
Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against RiskMetrics Recommendation(s)

This form should be completed in instances in which SAMI Portfolio Manager(s) decide to vote against RiskMetrics recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of RiskMetrics recommendation (see attached full RiskMetrics recommendation:

4. Reasons for voting against RiskMetrics recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No

Name of individual contacted:
Date:

7. Contacted other SAMI portfolio managers who have position in same security:

Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

T. ROWE PRICE ASSOCIATES, INC. AND ITS INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s

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disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Head of Corporate Governance. Our Head of Corporate Governance is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyExchange, ISS’ web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The

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final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the guidelines, as set by the Proxy Committee, and instruct the Proxy Services Group to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Services Group is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors - For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies with insufficient representation by independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for

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the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues - T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, in most cases we believe shareholders should be offered the opportunity to vote annually. Finally, we may oppose compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues - Vote recommendations for corporate responsibility issues are generated by the Head of Corporate Governance using ISS’ proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate

TRP 2018 Proxy Voting Policies and Procedures.doc
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governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’ general global policies and has developed custom international proxy voting guidelines based on those recommendations and our own views as investors in these markets.

Fixed Income, Index and Passively Managed Accounts - Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s guidelines as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

Divided Votes - In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views often confer to discuss their positions because in most cases our votes reflect consensus across the Price Funds and other accounts.

Shareblocking - Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan - The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and

TRP 2018 Proxy Voting Policies and Procedures.doc
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Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

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REPORTING, RECORD RETENTION AND OVERSIGHT

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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PART C. OTHER INFORMATION
Item 28. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/28/2019 (Accession No. 0000012601-19-000024)

(b)	Amended and Restated By-laws effective 06/09/2020*

(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended and Restated Management Agreement dated 05/01/2020*

		b.	Form of Amended and Restated Management Agreement dated 12/09/2020*

	(2)	a.	Brown Advisory LLC Amended & Restated Sub-Advisory Agreement dated 11/01/2019 - Filed as Ex-99(d)(2)(a) on 02/28/2020 (Accession No. 0000012601-20-000026)

		b.	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)(f) on 02/28/2019 (Accession No. 0000012601-19-000024)

		c.	Spectrum Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2018 - Filed as Ex-99(d)(2)(g)(3) on 03/01/2018 (Accession No. 0000012601-18-000015)

		d.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/20*

(e)	Distribution Agreement dated 12/14/2009 – Filed as Ex-99(e)(3) on 03/02/2011 (Accession No. 0000898745-11-000061)

(f)	N/A

(g)	(1)	Custody Agreement between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 11/11/2011 – Filed as Ex-99(g) on 02/14/2013 (Accession No. 0001144204-13-008876)

(2)
Amendment to Schedule II to the Custody Agreement between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 03/23/2017 - Filed as Ex-99(g)(2) on 02/28/2020 (Accession No. 0000012601-20-000026)

(3)
Supplement to the Global Custody Agreement Hong Kong - China - Connect Service between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 04/16/2018 - Filed as Ex-99(g)(3) on 02/28/2020 (Accession No. 0000012601-20-000026)

(h)	(1)	Agreement and Plan of Reorganization and Liquidation (Money Market Account) - Filed as Ex-99(h)(2) on 12/14/2016 (Accession No. 0000012601-16-000514)

	(2)	a.	Transfer Agency Agreement dated 09/09/2008 – Filed as Ex-99(h)(2) on 4/27/2009 (Accession No. 0000898745-09-000217)

		b.	Form of Transfer Agency Agreement*

	(3)	Capital Support Agreement dated 09/22/2008 – Filed as Ex-99(h)(3) on 4/27/2009 (Accession No. 0000898745-09-000217)

	(4)	a.	Principal Variable Contracts Funds, Inc. Contractual Fee Waiver Agreement dated 05/01/2020*

		b.	Form of Principal Variable Contracts Funds, Inc. Contractual Fee Waiver Agreement*

	(5)	a.	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 05/04/2016 - Filed as Ex-99(h)(6)a on 12/14/2016 (Accession No. 0000012601-16-000514)

		b.	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 05/11/2016 - Filed as Ex-99(h)(6)b on 12/14/2016 (Accession No. 0000012601-16-000514)

		c.	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 07/11/2016 - Filed as Ex-99(h)(6)c on 12/14/2016 (Accession No. 0000012601-16-000514)

	(6)	Form of Administrative Services Agreement*

(i)	Legal Opinion – N/A

(j)	(1)	Consent of Independent Auditors – N/A

	(2)	Rule 485(b) Opinion – N/A

	(3)	Power of Attorney dated 03/18/2020 - FIled as Ex-99(j)(3) on 04/24/2020 (Accession No. 0000012601-20-000100) and filed herein*

(k)	Omitted Financial Statements – N/A

(l)	Initial Capital Agreements

	(1-11)	Initial Capital Agreements 1987 – Filed as Ex-99(l)(1-11) on 4/27/2001 (Accession No. 0000012601-01-500015)

	(12-19)	Initial Capital Agreements 1998 – Filed as Ex-99(l)(12-19) on 4/27/2001 (Accession No. 0000012601-01-500015)

	(20-23)	Initial Capital Agreements 1999 – Filed as Ex-99(l)(20-23) on 4/27/2001 (Accession No. 0000012601-01-500015)

	(24-26)	Initial Capital Agreements 2000 – Filed as Ex-99(l)(24-26) on 4/27/2001 (Accession No. 0000012601-01-500015)

	(27)	Initial Capital Agreements 5/01/2002 - Filed as Ex-99(l)(27) on 12/14/2016 (Accession No. 0000012601-16-000514)

	(28)	Initial Capital Agreements 5/01/2003 – Filed as Ex-99L on 2/26/2004 (Accession No. 0000870786-04-000042)

	(29)	Initial Capital Agreements 8/30/2004 – Filed as Ex-99(l)(28) on 2/24/2005 (Accession No. 000087086-05-000028)

	(30)	Initial Capital Agreement 1/03/2007 – Filed as Ex-99(l)(29) on 2/29/2008 (Accession No. 0000950137-08-003049)

	(31)	Initial Capital Agreement 12/30/2009 - Filed as Ex-99(l)(31) on 12/14/2016 (Accession No. 0000012601-16-000514)

	(32)	Initial Capital Agreement 5/15/2012 – Filed as Ex-99(l)(30) on 2/14/2013 (Accession No. 0001144204-13-008876)

	(33)	Initial Capital Agreement 5/01/2013 – Filed as Ex-99(l)(31) on 8/16/2013 (Accession No. 0000012601-13-000132)

	(34)	Initial Capital Agreement 10/31/2013 - Filed as Ex-99(l)(32) on 2/27/2014 (Accession No. 0000012601-14-000039)

	(35)	Initial Capital Agreement 10/31/2013 - Filed as Ex-99(l)(33) on 2/27/2014 (Accession No. 0000012601-14-000039)

	(36)	Initial Capital Agreement dated 02/17/2015 - Filed as Exhibit-99(l)(25) on 3/02/2015 (Accession No. 0000012601-15-000059)

	(37)	Initial Capital Agreement dated 05/01/2015 - Filed as Ex-99(l)(35) on 05/14/2015 (Accession No. 0000012601-15-000163)

(38)
Initial Capital Agreement dated 03/30/2017 (Diversified Balanced Volatility Control and Diversified Growth Volatility Control Accounts) - Filed as Ex-99(L)(39) on 04/26/2017 (Accession No. 0000012601-17-000115)

	(39)	Initial Capital Agreement dated 05/01/2017 (Diversified Balanced Class 1) - Filed as Ex-99(I)(40) on 03/01/2018 (Accession No. 0000012601-18-000015)

(40)
Initial Capital Agreement dated _________ (Blue Chip and Class 3 shares for Diversified Balanced, Diversified Balanced Managed Volatility, Diversified Balanced Volatility Control, Diversified Growth, Diversified Growth Managed Volatility, Diversified Growth Volatility Control, Diversified Income, and Equity Income Accounts)**

(m)	Rule 12b-1 Plan

	(1)	Amended Distribution Plan and Agreement – Class 2 Shares dated 7/28/2015 - Filed as Ex-99(m)(1)a on 02/23/2016 (Accession No. 0000012601-16-000309)

	(2)	Amended Distribution Plan and Agreement – Class 2 Shares dated 03/30/2017 - Filed as Ex-99(m)(2) on 04/26/2017 (Accession No. 0000012601-17-000115)

	(3)	Form of Distribution Plan and Agreement – Class 3 Shares*

(n)	(1)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 12/12/2018 - Filed as Ex-99(n)(2) on 02/28/2019 (Accession No. 0000012601-19-000024)

	(2)	Form of Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940*

(o)	Reserved

(p)	Codes of Ethics

	(1)	Brown Advisory, LLC Code of Ethics dated 8/2011 – Filed as Ex-99(p)(1) on 2/14/2012 (Accession No. 0001144204-12-008996)

(2)
Principal Fund Entities Code of Ethics (Principal Diversified Select Real Asset Fund, Principal Exchange-Traded Funds, Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Funds Distributor, Inc.) dated 05/15/2019 - Filed as Ex-99(p)(2) on 02/28/2020 (Accession No. 0000012601-20-000026)

	(3)	Principal Global Investors, LLC/Principal Real Estate Investors, LLC Code of Ethics dated 01/01/2015 - Filed as Ex-99(p)(5) on 04/29/2016 (Accession No. 0000012601-16-000373)

	(4)	Spectrum Asset Management, Inc. Code of Ethics 2011 – Filed as Ex-99(p)(11) on 08/16/2013 (Accession No. 0000012601-13-000132)

	(5)	T. Rowe Price Group, Inc. and its Affiliates Code of Ethics dated 09/01/2018 - Filed as Ex-99(p)(7) on 02/28/2019 (Accession No. 0000012601-19-000024)

	*	Filed herein.
	**	To be filed by amendment.

Item 29.    Persons Controlled by or Under Common Control with the Fund
The Fund does not control and is not under common control with any person.
Item 30.    Indemnification
Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.    Was committed in bad faith; or
2.    Was the result of active and deliberate dishonesty; or
(ii)    The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)    In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 9 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.

Item 31.    Business or Other Connections of Investment Adviser
Principal Global Investors, LLC ("PGI") serves as investment adviser and administrator for Principal Diversified Select Real Asset Fund ("PDSRA"), Principal Funds, Inc. ("PFI"), and Principal Variable Contracts Funds, Inc. ("PVC"). PGI also serves as investment adviser for Principal Exchange-Traded Funds ("PETF"). PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. A complete list of the officers and directors of the investment adviser, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, "Principal"), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *) who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption "Fund Complex Officers" is incorporated by reference.

	Name	Office with Investment Advisor (PGI)

	Robert F. Baur	Executive Director - Chief Global Economist

	Robert F. Best	Managing Director and Chief Operating Officer - Principal® Global Asset Allocation

*	Kamal Bhatia	Director and President Principal Funds

	David M. Blake	Director and Senior Executive Director - Fixed Income

	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer

	Randy D. Bolin	Vice President and Associate General Counsel

*	Tracy W. Bollin	Managing Director - Fund Operations

	Wei-erh Chen	Counsel

	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management

	Andrew Dion	Managing Director and Chief Operating Officer - Global Fixed Income

	Andrew Donohue	Chief Compliance Officer - PGI

	Timothy M. Dunbar	Director and President - Principal Global Asset Management

	Debra Svoboda Epp	Assistant General Counsel

	Todd E. Everett	Chief Executive Officer - Principal Real Estate Investors

	Karl Goodman	Counsel

*	Gina L. Graham	Vice President and Treasurer

*	Patrick G. Halter	Chair, Chief Executive Officer and President - Principal Global Investors

	Melinda L. Hanrahan	Managing Director - Global Equities

	Monica L. Haun	Managing Director - Boutique Operations

	Christopher J. Henderson	Vice President and Associate General Counsel

	Timothy A. Hill	Executive Director - U.S. Client Group

	Jill M. Hittner	Director and Executive Director - Chief Financial Officer PGI

	Daniel J. Houston	Director

	Todd A. Jablonski	Chief Investment Officer - Principal® Global Asset Allocation

	Jaime M. Kiehn	Managing Director - Product Specialist

	Justin T. Lange	Assistant General Counsel

*	Laura B. Latham	Counsel

	Farnaz Maters	Managing Director and Chief Marketing Officer - PGAM

	Name	Office with Investment Advisor (PGI)
	Adrienne L. McFarland	Assistant General Counsel

	Barbara A. McKenzie	Director and Senior Executive Director - Investments

	Amy M. McNally	Global Head Risk Management - PGI

	Everett S. Miles	Vice President - Capital Markets

	Alex P. Montz	Counsel and Assistant Secretary

	Brian S. Ness	Executive Director and Chief Information Officer, PGAM and PI

	Colin D. Pennycooke	Counsel

	Christopher J. Reddy	Executive Director - Investment and Client Solutions

*	Teri Root	Chief Compliance Officer - Funds

	Kelly D. Rush	Chief Investment Officer - Global RE Securities

	Mustafa Sagun	Chief Investment Officer - PGI Equities

*	Britney Schnathorst	Counsel

	Charles M. Schneider	Counsel

*	Adam U. Shaikh	Assistant General Counsel

	Ellen W. Shumway	Director and Senior Executive Director - Strategy and Investments

	Deanna D. Strable-Soethout	Director

*	John L. Sullivan	Counsel

	Kenneth Kirk West	Executive Director - International Business and Clients

*	Dan L. Westholm	Assistant Vice President - Treasury

*	Clint L. Woods	Vice President, Associate General Counsel and Secretary

Item 32.    Principal Underwriters

(a)
Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Diversified Select Real Asset Fund ("PDSRA"), Principal Funds, Inc. ("PFI"), and Principal Variable Contracts Funds, Inc. ("PVC"). PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.

(b) (1)	(2)	(3)
Name and	Positions and Offices	Positions and Offices
Principal Business Address	with Principal Underwriter (PFD)	with the Fund
Kamal Bhatia	Director	President and Chief Executive Officer
The Principal Financial Group (1)

Tracy W. Bollin	Senior Vice President	Chief Financial Officer
The Principal Financial Group (2)

Jill R. Brown	President and Chairman of the Board	None
Principal Funds Distributor, Inc. (3)

Gina L. Graham	Vice President and Treasurer	Treasurer
The Principal Financial Group (2)

Timothy A. Hill	Director, Senior Vice President – Distribution	None
The Principal Financial Group (4)	and National Sales Manager

Julie M. Lawler	Director	None
The Principal Financial Group (2)

Farnaz Maters	Senior Vice President and Chief Marketing Officer	None
The Principal Financial Group (2)

Brian S. Ness	Senior Vice President and Chief Information Officer	None
The Principal Financial Group (2)

Michael Scholten	Chief Financial Officer	None
The Principal Financial Group (2)

Michelle Stockman	Chief Compliance Officer and AML Compliance Officer	None
The Principal Financial Group (2)

Dina Sullivan	Assistant Vice President	None
Principal Funds Distributor, Inc. (3)

Dan L. Westholm	Assistant Vice President - Treasury	Assistant Treasurer
The Principal Financial Group (2)

Clint L. Woods	Vice President, Associate General Counsel	Counsel, Vice President and
The Principal Financial Group (2)	and Assistant Corporate Secretary	Assistant Secretary

(1) 888 7th Avenue, 25th Floor, New York, NY 10019
(2) Des Moines, IA 50392
(3) 620 Coolidge Drive, Suite 300, Folsom, CA 95630
(4) Inver Grove Heights, MN 55077-3620

(c)    N/A.
Item 33.    Location of Accounts and Records
Accounts, books and other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 34.    Management Services
N/A.
Item 35.    Undertakings
N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 25th day of September, 2020.

Principal Variable Contracts Funds, Inc.
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	September 25, 2020

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	September 25, 2020

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	September 25, 2020

(E. Ballantine)* __________________________ E. Ballantine	Director	September 25, 2020

(L. T. Barnes)* __________________________ L. T. Barnes	Director	September 25, 2020

(C. Damos)* __________________________ C. Damos	Director	September 25, 2020

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	September 25, 2020

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	September 25, 2020

(P. G. Halter)* __________________________ P. G. Halter	Director	September 25, 2020

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	September 25, 2020

(T. Huang)* __________________________ T. Huang	Director	September 25, 2020

(J. D. Kenney)* __________________________ J. D. Kenney	Director	September 25, 2020

(K. McMillan)* __________________________ K. McMillan	Director	September 25, 2020

(E. A. Nickels)* __________________________ E. A. Nickels	Director	September 25, 2020

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	September 25, 2020

	/s/ K. Bhatia ______________________________________ K. Bhatia, President and Chief Executive Officer	September 25, 2020

* Pursuant to Power of Attorney appointing K. Bhatia - Previously Filed as Ex-99(j)(3) on 04/24/2020 (Accession No. 0000012601-20-000100) and filed herein.